UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Developing World Equity Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM International Equity Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX

WCM Mid Cap Quality Value Fund

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

WCM Focused Emerging Markets ex China Fund

Investor Class Shares – WCFEX

Institutional Class Shares – WCMWX

SEMI-ANNUAL REPORT

JUNE 30, 2023

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	50
Statements of Operations	55
Statements of Changes in Net Assets	60
Financial Highlights	73
Notes to Financial Statements	98
Fund Performance	126
Expense Examples	139

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	AUSTRALIA — 5.1%
2,930,669	Atlassian Corp. - Class A*	$491,795,565
2,213,392	CSL Ltd.	409,863,227
		901,658,792

	BERMUDA — 2.2%
5,312,160	Arch Capital Group Ltd.*	397,615,176

	CANADA — 8.5%
9,937,808	Canadian Pacific Kansas City Ltd.	802,676,752
2,743,997	Thomson Reuters Corp.	370,464,507
2,352,628	Waste Connections, Inc.	336,261,120
		1,509,402,379

	DENMARK — 7.4%
2,305,047	DSV A/S	484,155,740
5,111,749	Novo Nordisk A.S. - Class B	825,751,117
		1,309,906,857

	FRANCE — 8.9%
608,717	LVMH Moet Hennessy Louis Vuitton S.E.	573,980,674
1,791,372	Pernod Ricard S.A.	395,857,635
3,404,241	Schneider Electric S.E.	618,486,398
		1,588,324,707

	HONG KONG — 2.0%
34,704,015	AIA Group Ltd.	352,471,178

	INDIA — 2.6%
19,902,177	ICICI Bank Ltd. - ADR	459,342,245

	IRELAND — 14.0%
1,270,436	Accenture PLC - Class A	392,031,141
1,947,614	Aon PLC - Class A	672,316,353
10,465,699	Experian PLC	401,685,331
2,210,927	ICON PLC*	553,173,935
2,087,651	STERIS PLC	469,679,722
		2,488,886,482

	ITALY — 4.5%
2,474,937	Ferrari N.V.	809,195,020

	JAPAN — 3.4%
843,700	Advantest Corp.	113,632,893
1

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
1,039,819	Keyence Corp.	$494,076,972
		607,709,865

	NETHERLANDS — 9.6%
413,249	Adyen N.V.*	715,627,361
1,113,095	ASM International N.V.	472,636,365
714,354	ASML Holding N.V.	517,728,061
		1,705,991,787

	SWEDEN — 4.7%
20,341,642	Atlas Copco A.B. - A Shares	293,668,476
4,331,863	Evolution A.B.	548,947,662
		842,616,138

	SWITZERLAND — 9.0%
454,072	Lonza Group A.G.	271,389,465
247,960	Mettler-Toledo International, Inc.*	325,234,254
3,979,553	Nestle S.A.	478,680,072
1,854,075	Sika A.G.	530,978,620
		1,606,282,411

	UNITED KINGDOM — 11.7%
3,675,671	AstraZeneca PLC	526,924,290
29,738,536	BAE Systems PLC	350,653,370
13,054,870	Compass Group PLC	365,577,809
2,974,906	Ferguson PLC	469,891,957
955,012	Linde PLC	363,935,973
		2,076,983,399

	UNITED STATES — 3.0%
1,025,335	EPAM Systems, Inc.*	230,444,041
1,349,104	ResMed, Inc.	294,779,224
		525,223,265

	TOTAL COMMON STOCKS
	(Cost $12,325,375,770)	17,181,609,701

2

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount/ Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.6%
$641,406,092	UMB Bank Demand Deposit, 4.93%[1]	$641,406,092
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $641,406,092)	641,406,092

	TOTAL INVESTMENTS — 100.2%
	(Cost $12,966,781,862)	17,823,015,793
	Liabilities in Excess of Other Assets — (0.2)%	(28,882,773)
	TOTAL NET ASSETS — 100.0%	$17,794,133,020

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	23.7%
Technology	20.8%
Health Care	20.7%
Consumer Discretionary	10.9%
Financials	10.6%
Materials	5.0%
Consumer Staples	4.9%
Total Common Stocks	96.6%
Short-Term Investments	3.6%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	ARGENTINA — 2.2%
178,918	Globant S.A.*	$32,155,143

	BRAZIL — 7.7%
16,349,690	Hapvida Participacoes e Investimentos S.A.*	14,955,859
6,452,700	Lojas Renner S.A.	26,952,508
5,974,717	NU Holdings Ltd. - Class A*	47,140,517
4,451,500	Porto Seguro S.A.	26,142,638
		115,191,522

	CHINA — 25.4%
7,923,330	China Mengniu Dairy Co., Ltd.*	29,944,545
23,790,000	China Overseas Property Holdings Ltd.	24,042,898
1,541,530	Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A	17,886,722
859,306	Eastroc Beverage Group Co., Ltd. - Class A	20,485,980
88,600	Kweichow Moutai Co., Ltd. - Class A	20,652,889
6,943,500	Li Ning Co., Ltd.	37,496,141
1,476,990	Qingdao Haier Biomedical Co., Ltd. - Class A	10,468,775
660,618	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	16,852,002
8,404,540	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	19,685,837
5,750,420	Shenzhou International Group Holdings Ltd.	55,229,790
1,690,665	Sunresin New Materials Co., Ltd. - Class A	14,544,197
3,560,902	WuXi AppTec Co., Ltd. - Class H	28,538,657
1,327,739	Xiamen Faratronic Co., Ltd. - Class A	25,139,672
10,306,000	Yadea Group Holdings Ltd.	23,509,806
1,358,331	ZTO Express Cayman, Inc. - ADR	34,066,941
		378,544,852

	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR*,1	–

	HONG KONG — 7.4%
6,515,046	AIA Group Ltd.	66,170,037
626,917	Hong Kong Exchanges & Clearing Ltd.	23,753,266
1,896,385	Techtronic Industries Co., Ltd.	20,738,141
		110,661,444

	INDIA — 13.3%
986,800	Divi's Laboratories Ltd.	43,181,188
3,875,933	ICICI Bank Ltd.	44,375,481
2,515,203	Kotak Mahindra Bank Ltd.	56,726,533
2,185,508	UPL Ltd.	18,354,082
495,242	WNS Holdings Ltd. - ADR*	36,509,240
		199,146,524
5

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 2.7%
65,130,275	Bank Central Asia Tbk P.T.	$39,944,297

	MEXICO — 8.2%
1,426,203	Arca Continental S.A.B. de C.V.	14,659,471
387,670	Fomento Economico Mexicano S.A.B. de C.V. - ADR	42,969,343
1,377,558	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	24,725,544
2,503,000	Qualitas Controladora S.A.B. de C.V.	18,573,994
5,524,289	Wal-Mart de Mexico S.A.B. de C.V.	21,855,749
		122,784,101

	NETHERLANDS — 1.3%
177,123	BE Semiconductor Industries N.V.	19,210,192

	POLAND — 3.8%
490,090	Dino Polska S.A.*	57,258,205

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	–
801,002	Yandex N.V. - Class A*,1	–
		–

	SOUTH AFRICA — 1.5%
265,657	Capitec Bank Holdings Ltd.	22,129,450

	SOUTH KOREA — 5.3%
745,455	Coupang, Inc.*	12,970,917
1,210,778	Samsung Electronics Co., Ltd.	66,669,411
		79,640,328

	TAIWAN — 11.5%
601,629	Airtac International Group	19,883,023
8,182,000	Taiwan Semiconductor Manufacturing Co., Ltd.	151,148,805
		171,031,828

	THAILAND — 2.0%
227,224	Fabrinet*	29,511,853

	UNITED KINGDOM — 1.1%
478,626	Wizz Air Holdings PLC*	16,653,680
6

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.5%
166,966	EPAM Systems, Inc.*	$37,525,609
	TOTAL COMMON STOCKS
	(Cost $1,575,116,889)	1,431,389,028

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 4.3%
$63,705,897	UMB Bank Demand Deposit, 4.93%[2]	63,705,897
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $63,705,897)	63,705,897
	TOTAL INVESTMENTS — 100.2%
	(Cost $1,638,822,786)	1,495,094,925
	Liabilities in Excess of Other Assets — (0.2)%	(2,583,268)
	TOTAL NET ASSETS — 100.0%	$1,492,511,657

ADR – American Depository Receipt

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.0%
Financials	23.1%
Consumer Staples	15.0%
Consumer Discretionary	11.7%
Industrials	7.8%
Health Care	6.5%
Materials	2.2%
Real Estate	1.6%
Communications	0.0%
Total Common Stocks	95.9%
Short-Term Investments	4.3%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	AUSTRALIA — 2.2%
41,841	Atlassian Corp. - Class A*	$7,021,338

	CANADA — 5.8%
114,682	Canadian Pacific Kansas City Ltd.	9,262,865
67,340	Waste Connections, Inc.	9,624,906
		18,887,771

	DENMARK — 3.8%
77,211	Novo Nordisk A.S. - Class B	12,472,653

	FRANCE — 5.8%
12,187	LVMH Moet Hennessy Louis Vuitton S.E.	11,491,551
32,967	Pernod Ricard S.A.	7,285,052
		18,776,603

	INDIA — 2.8%
393,270	ICICI Bank Ltd. - ADR	9,076,672

	ITALY — 1.8%
18,238	Ferrari N.V.	5,963,020

	NETHERLANDS — 3.0%
5,606	Adyen N.V.*	9,707,965

	SWEDEN — 4.1%
508,829	Atlas Copco A.B. - A Shares	7,345,869
47,690	Evolution A.B.	6,043,431
		13,389,300

	SWITZERLAND — 2.4%
5,845	Mettler-Toledo International, Inc.*	7,666,536

	UNITED KINGDOM — 5.4%
55,326	AstraZeneca PLC	7,931,236
25,475	Linde PLC	9,708,013
		17,639,249

	UNITED STATES — 61.2%
90,110	Amazon.com, Inc.*	11,746,740
57,843	Arista Networks, Inc.*	9,374,036
50,994	Arthur J. Gallagher & Co.	11,196,752
28,616	BILL Holdings, Inc.*	3,343,780
81,352	Booz Allen Hamilton Holding Corp.	9,078,883
9

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
83,982	Corteva, Inc.	$4,812,169
10,434	Costco Wholesale Corp.	5,617,457
118,731	Datadog, Inc.*	11,680,756
97,049	Entegris, Inc.	10,754,970
87,954	Floor & Decor Holdings, Inc. - Class A*	9,143,698
52,846	HEICO Corp. - Class A	7,430,148
11,914	Lam Research Corp.	7,659,034
46,513	LPL Financial Holdings, Inc.	10,113,322
21,410	McKesson Corp.	9,148,707
37,432	Microsoft Corp.	12,747,093
15,359	NVIDIA Corp.	6,497,164
20,659	Old Dominion Freight Line, Inc.	7,638,665
36,389	Snowflake, Inc. - Class A*	6,403,736
38,818	Stryker Corp.	11,842,984
19,502	Thermo Fisher Scientific, Inc.	10,175,168
23,606	UnitedHealth Group, Inc.	11,345,988
48,991	Visa, Inc. - Class A	11,634,383
		199,385,633

	TOTAL COMMON STOCKS
	(Cost $280,316,377)	319,986,740

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
5,746,710	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[1]	5,746,710
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,746,710)	5,746,710

	TOTAL INVESTMENTS — 100.1%
	(Cost $286,063,087)	325,733,450
	Liabilities in Excess of Other Assets — (0.1)%	(202,918)
	TOTAL NET ASSETS — 100.0%	$325,530,532

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	32.5%
Health Care	21.7%
Consumer Discretionary	13.6%
Industrials	12.7%
Financials	9.3%
Materials	4.5%
Consumer Staples	4.0%
Total Common Stocks	98.3%
Short-Term Investments	1.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

11

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	ARGENTINA — 1.8%
32,310	Globant S.A.*	$5,806,753

	AUSTRALIA — 4.1%
302,846	HUB24 Ltd.	5,177,210
338,835	Lovisa Holdings Ltd.	4,385,241
960,696	Steadfast Group Ltd.	3,850,463
		13,412,914

	BELGIUM — 2.3%
42,034	D'ieteren Group	7,439,573

	BRAZIL — 3.2%
421,087	CI&T, Inc. - Class A*	2,640,216
1,771,410	Grupo SBF S.A.	4,916,678
1,206,010	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	3,050,161
		10,607,055

	CANADA — 6.2%
70,895	Cargojet, Inc.	5,149,092
44,681	Descartes Systems Group, Inc.*	3,579,067
114,226	Exchange Income Corp.	4,518,859
406,902	PrairieSky Royalty Ltd.	7,113,413
		20,360,431

	CHINA — 3.3%
3,650,000	China Overseas Property Holdings Ltd.	3,688,801
600,371	Huali Industrial Group Co., Ltd. - Class A	4,039,134
153,970	Xiamen Faratronic Co., Ltd. - Class A	2,915,298
		10,643,233

	DENMARK — 2.4%
317,760	ALK-Abello A/S*	3,471,922
47,756	Royal Unibrew A/S	4,274,799
		7,746,721

	FAROE ISLANDS — 1.3%
73,690	Bakkafrost P/F	4,408,254

	FRANCE — 3.2%
55,026	Gaztransport Et Technigaz S.A.	5,601,778
28,654	SOITEC*	4,847,669
		10,449,447
12

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 5.3%
6,964	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	$276,697
157,313	Hensoldt A.G.	5,167,039
100,917	Puma S.E.	6,081,417
91,908	Scout24 S.E.	5,823,962
		17,349,115

	INDIA — 2.1%
922,552	Campus Activewear Ltd.*	3,492,036
404,379	UPL Ltd.	3,396,009
		6,888,045

	ITALY — 4.6%
431,414	Ariston Holding N.V.	4,557,058
155,720	Stevanato Group S.p.A.	5,042,214
708,397	Technoprobe S.p.A.*	5,600,000
		15,199,272

	JAPAN — 13.3%
120,800	BayCurrent Consulting, Inc.	4,542,316
50,000	GMO Payment Gateway, Inc.	3,921,976
206,160	Japan Elevator Service Holdings Co., Ltd.	2,712,359
130,300	Jeol Ltd.	4,651,605
132,340	Kobe Bussan Co., Ltd.	3,434,902
68,500	M&A Research Institute Holdings, Inc.*	5,422,947
233,300	Rakus Co., Ltd.	3,977,207
32,000	SHIFT, Inc.*	5,865,875
192,400	TechnoPro Holdings, Inc.	4,185,530
85,900	Visional, Inc.*	4,772,667
		43,487,384

	MEXICO — 6.4%
320,623	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	4,472,691
427,924	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,546,989
969,427	Prologis Property Mexico S.A. de C.V. - REIT	3,602,007
584,900	Qualitas Controladora S.A.B. de C.V.	4,340,363
540,000	Regional S.A.B. de C.V.	3,912,532
		20,874,582

	NORWAY — 3.6%
2,616,067	AutoStore Holdings Ltd.*	5,726,558
131,486	Kongsberg Gruppen A.S.A.	5,976,586
		11,703,144
13

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,1	$—
125,247	HeadHunter Group PLC - ADR*,1	—
		—

	SAUDI ARABIA — 2.3%
130,007	Aldrees Petroleum and Transport Services Co.	4,336,834
67,527	Bupa Arabia for Cooperative Insurance Co.	3,341,513
		7,678,347

	SWEDEN — 7.9%
281,083	Hemnet Group A.B.	4,920,399
624,137	NCAB Group A.B.	4,857,226
300,170	Nordnet A.B. publ	4,021,592
131,809	Sdiptech A.B. - Class B*	3,267,819
169,689	Thule Group A.B.	4,992,652
76,144	Vitec Software Group A.B.	3,826,200
		25,885,888

	SWITZERLAND — 5.4%
39,257	Bachem Holding A.G.	3,427,560
640,000	Global Blue Group Holding A.G.*	3,123,200
287,858	Medmix A.G.2	7,618,670
4,077	Siegfried Holding A.G.*	3,371,127
		17,540,557

	TAIWAN — 2.4%
442,000	E Ink Holdings, Inc.	3,215,250
378,000	Sinbon Electronics Co., Ltd.	4,490,786
		7,706,036

	UNITED KINGDOM — 11.8%
256,730	Abcam PLC - ADR*	6,282,183
595,288	Auto Trader Group PLC	4,622,138
2,352,699	Baltic Classifieds Group PLC	5,497,798
678,163	Bytes Technology Group PLC	4,543,193
122,257	Diploma PLC	4,640,487
35,371	Games Workshop Group PLC	4,908,344
544,269	RS GROUP PLC	5,266,290
77,484	Wizz Air Holdings PLC*	2,696,038
		38,456,471

14

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.6%
1,410,300	FPT Corp.	$5,151,453
	TOTAL COMMON STOCKS
	(Cost $309,019,542)	308,794,675

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 5.3%
17,246,269	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[3]	17,246,269
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,246,269)	17,246,269

	TOTAL INVESTMENTS — 99.8%
	(Cost $326,265,811)	326,040,944
	Other Assets in Excess of Liabilities — 0.2%	696,336
	TOTAL NET ASSETS — 100.0%	$326,737,280

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,618,670, which represents 2.33% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.1%
Industrials	14.4%
Consumer Discretionary	12.3%
Health Care	10.5%
Financials	7.6%
Communications	6.4%
Energy	5.2%
Consumer Staples	3.7%
Real Estate	2.2%
Materials	1.1%
Total Common Stocks	94.5%
Short-Term Investments	5.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	COMMUNICATIONS — 2.0%
11,124	IAC, Inc.*	$698,587
	CONSUMER DISCRETIONARY — 13.0%
6,879	Boot Barn Holdings, Inc.*	582,582
12,236	Caesars Entertainment, Inc.*	623,669
18,014	Clarus Corp.	164,648
5,668	Fox Factory Holding Corp.*	615,035
10,637	Planet Fitness, Inc. - Class A*	717,359
6,333	Texas Roadhouse, Inc.	711,069
27,529	Topgolf Callaway Brands Corp.*	546,451
3,606	Wingstop, Inc.	721,777
		4,682,590

	CONSUMER STAPLES — 5.2%
2,885	Casey's General Stores, Inc.	703,594
2,958	Five Below, Inc.*	581,365
9,647	Performance Food Group Co.*	581,135
		1,866,094

	ENERGY — 3.7%
14,786	Matador Resources Co.	773,603
51,749	Permian Resources Corp.	567,169
		1,340,772

	FINANCIALS — 3.7%
4,807	Evercore, Inc. - Class A	594,097
3,738	Primerica, Inc.	739,227
		1,333,324

	HEALTH CARE — 14.3%
2,745	Apellis Pharmaceuticals, Inc.*	250,070
7,435	Arrowhead Pharmaceuticals, Inc.*	265,132
8,670	AtriCure, Inc.*	427,951
4,267	Axsome Therapeutics, Inc.*	306,627
9,732	Azenta, Inc.*	454,290
11,820	Bridgebio Pharma, Inc.*	203,304
9,938	Halozyme Therapeutics, Inc.*	358,464
13,445	Insmed, Inc.*	283,689
874	Karuna Therapeutics, Inc.*	189,527
4,129	Keros Therapeutics, Inc.*	165,903
2,961	Natera, Inc.*	144,082
2,387	Repligen Corp.*	337,665
12,749	Rocket Pharmaceuticals, Inc.*	253,323
1,808	Shockwave Medical, Inc.*	516,021
17

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
17,562	Surgery Partners, Inc.*	$790,114
4,234	Ultragenyx Pharmaceutical, Inc.*	195,314
		5,141,476

	INDUSTRIALS — 18.8%
5,228	AMN Healthcare Services, Inc.*	570,479
4,533	Applied Industrial Technologies, Inc.	656,514
7,002	Casella Waste Systems, Inc. - Class A*	633,331
12,982	CryoPort, Inc.*	223,940
6,357	John Bean Technologies Corp.	771,104
11,776	Mercury Systems, Inc.*	407,332
3,822	Regal Rexnord Corp.	588,206
2,093	Saia, Inc.*	716,664
4,719	Tetra Tech, Inc.	772,689
7,581	Timken Co.	693,889
14,729	WillScot Mobile Mini Holdings Corp.*	703,899
		6,738,047

	MATERIALS — 6.9%
15,401	Avient Corp.	629,901
8,248	Ingevity Corp.*	479,704
9,176	Trex Co., Inc.*	601,579
7,890	UFP Industries, Inc.	765,724
		2,476,908

	REAL ESTATE — 1.5%
9,989	Rexford Industrial Realty, Inc. - REIT	521,626

	TECHNOLOGY — 26.9%
19,583	ACI Worldwide, Inc.*	453,738
7,168	BILL Holdings, Inc.*	837,581
5,306	Euronet Worldwide, Inc.*	622,765
11,878	Five9, Inc.*	979,341
27,574	Health Catalyst, Inc.*	344,675
9,601	MACOM Technology Solutions Holdings, Inc.*	629,153
7,251	Power Integrations, Inc.	686,452
15,643	Privia Health Group, Inc.*	408,439
9,495	Procore Technologies, Inc.*	617,840
4,564	Science Applications International Corp.	513,359
7,521	Shift4 Payments, Inc. - Class A*	510,751
11,948	Smartsheet, Inc. - Class A*	457,130
4,744	SPS Commerce, Inc.*	911,133
1,564	Super Micro Computer, Inc.*	389,827
4,280	WEX, Inc.*	779,260
18

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,226	WNS Holdings Ltd. - ADR*	$532,701
		9,674,145

	TOTAL COMMON STOCKS
	(Cost $29,891,146)	34,473,569

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 1.6%
579,053	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[1]	579,053
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $579,053)	579,053

	TOTAL INVESTMENTS — 97.6%
	(Cost $30,470,199)	35,052,622
	Other Assets in Excess of Liabilities — 2.4%	850,997
	Net Assets — 100.0%	$35,903,619

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

19

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.9%
Industrials	18.8%
Health Care	14.3%
Consumer Discretionary	13.0%
Materials	6.9%
Consumer Staples	5.2%
Energy	3.7%
Financials	3.7%
Communications	2.0%
Real Estate	1.5%
Total Common Stocks	96.0%
Short-Term Investments	1.6%
Total Investments	97.6%
Other Assets in Excess of Liabilities	2.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

20

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	COMMUNICATIONS — 3.2%
59,200	GoDaddy, Inc. - Class A*	$4,447,696

	CONSUMER DISCRETIONARY — 17.3%
89,600	AZEK Co., Inc.*	2,713,984
61,500	Beacon Roofing Supply, Inc.*	5,103,270
31,700	CarMax, Inc.*	2,653,290
23,600	Dorman Products, Inc.*	1,860,388
256,200	Leslie's, Inc.*	2,405,718
55,200	Masco Corp.	3,167,376
37,900	Wyndham Hotels & Resorts, Inc.	2,598,803
83,800	YETI Holdings, Inc.*	3,254,792
		23,757,621

	CONSUMER STAPLES — 9.2%
108,800	Grocery Outlet Holding Corp.*	3,330,368
22,800	Inter Parfums, Inc.	3,083,244
13,700	Lancaster Colony Corp.	2,754,933
59,600	Ollie's Bargain Outlet Holdings, Inc.*	3,452,628
		12,621,173

	FINANCIALS — 8.6%
75,900	Brown & Brown, Inc.	5,224,956
14,400	Enstar Group Ltd.*	3,517,056
59,600	Focus Financial Partners, Inc. - Class A*	3,129,596
		11,871,608

	HEALTH CARE — 5.2%
33,800	Addus HomeCare Corp.*	3,133,260
22,200	ICU Medical, Inc.*	3,955,818
		7,089,078

	INDUSTRIALS — 28.3%
145,000	API Group Corp.*	3,952,700
19,200	EMCOR Group, Inc.	3,547,776
46,400	Graco, Inc.	4,006,640
111,100	Hayward Holdings, Inc.*	1,427,635
22,800	Landstar System, Inc.	4,389,912
11,800	Lincoln Electric Holdings, Inc.	2,343,834
465,900	R1 RCM, Inc.*	8,595,855
19,800	SiteOne Landscape Supply, Inc.*	3,313,728
18,600	UniFirst Corp.	2,883,186
11,600	Watsco, Inc.	4,425,052
		38,886,318
21

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.6%
20,200	Ashland, Inc.	$1,755,582
234,400	Element Solutions, Inc.	4,500,480
		6,256,062

	REAL ESTATE — 3.1%
165,600	Cushman & Wakefield PLC*	1,354,608
18,200	Jones Lang LaSalle, Inc.*	2,835,560
		4,190,168

	TECHNOLOGY — 17.4%
30,400	Booz Allen Hamilton Holding Corp.	3,392,640
377,300	E2open Parent Holdings, Inc.*	2,112,880
44,500	Entegris, Inc.	4,931,490
35,100	MKS Instruments, Inc.	3,794,310
25,300	PTC, Inc.*	3,600,190
199,400	Thoughtworks Holding, Inc.*	1,505,470
229,300	Verra Mobility Corp.*	4,521,796
		23,858,776

	TOTAL COMMON STOCKS
	(Cost $109,957,115)	132,978,500

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 0.9%
1,235,153	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[1]	1,235,153
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,235,153)	1,235,153

	TOTAL INVESTMENTS — 97.8%
	(Cost $111,192,268)	134,213,653
	Other Assets in Excess of Liabilities — 2.2%	3,017,227
	Net Assets — 100.0%	$137,230,880

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

22

WCM SMID Quality Value Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	28.3%
Technology	17.4%
Consumer Discretionary	17.3%
Consumer Staples	9.2%
Financials	8.6%
Health Care	5.2%
Materials	4.6%
Communications	3.2%
Real Estate	3.1%
Total Common Stocks	96.9%
Short-Term Investments	0.9%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

23

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	CHINA — 78.3%
6,100	Acrobiosystems Co., Ltd. - Class A	$52,836
36,500	Angel Yeast Co., Ltd. - Class A	182,162
13,080	Asymchem Laboratories Tianjin Co., Ltd. - Class H	147,488
7,500	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	127,764
51,500	China Mengniu Dairy Co., Ltd.*	194,633
265,000	China Overseas Property Holdings Ltd.	267,817
12,914	Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A	149,844
4,900	Eastroc Beverage Group Co., Ltd. - Class A	116,817
1,506	H World Group Ltd. - ADR*	58,403
14,167	Huali Industrial Group Co., Ltd. - Class A	95,312
12,444	Hundsun Technologies, Inc. - Class A	76,018
1,227	iRay Technology Co., Ltd. - Class A	47,722
13,374	Kunshan Dongwei Technology Co., Ltd. - Class A	183,614
1,000	Kweichow Moutai Co., Ltd. - Class A	233,103
40,000	Li Ning Co., Ltd.	216,007
21,700	Ping An Insurance Group Co. of China Ltd. - Class H	138,596
16,505	Qingdao Haier Biomedical Co., Ltd. - Class A	116,986
47,858	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	131,834
30,500	Shandong Sinocera Functional Material Co., Ltd. - Class A	115,271
5,800	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	147,955
71,200	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	166,771
5,293	Shenzhen Xinyichang Technology Co., Ltd. - Class A	101,697
26,000	Shenzhou International Group Holdings Ltd.	249,716
14,550	Sunresin New Materials Co., Ltd. - Class A	125,169
11,850	Tencent Holdings Ltd.	502,454
20,364	WuXi AppTec Co., Ltd. - Class H	163,206
6,500	Xiamen Faratronic Co., Ltd. - Class A	123,072
7,500	Xi'an Sinofuse Electric Co., Ltd. - Class A*	140,365
50,000	Yadea Group Holdings Ltd.	114,059
55,600	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	212,413
8,898	ZTO Express Cayman, Inc. - ADR	223,162
		4,922,266

	HONG KONG — 11.8%
46,951	AIA Group Ltd.	476,858
3,700	Hong Kong Exchanges & Clearing Ltd.	140,189
11,528	Techtronic Industries Co., Ltd.	126,066
		743,113

	TAIWAN — 6.5%
4,104	Airtac International Group	135,631

24

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
23,000	Sinbon Electronics Co., Ltd.	$273,249
		408,880

	TOTAL COMMON STOCKS
	(Cost $6,928,400)	6,074,259

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 3.0%
$188,716	UMB Bank Demand Deposit, 4.93%[1]	188,716
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $188,716)	188,716

	TOTAL INVESTMENTS — 99.6%
	(Cost $7,117,116)	6,262,975
	Other Assets in Excess of Liabilities — 0.4%	27,295
	TOTAL NET ASSETS — 100.0%	$6,290,270

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

25

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	16.1%
Industrials	14.9%
Consumer Staples	13.9%
Financials	12.0%
Technology	11.8%
Health Care	8.4%
Communications	8.0%
Materials	7.2%
Real Estate	4.3%
Total Common Stocks	96.6%
Short-Term Investments	3.0%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

26

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	ARGENTINA — 2.7%
55	MercadoLibre, Inc.*	$65,153

	BRAZIL — 4.1%
49,200	Hapvida Participacoes e Investimentos S.A.*	45,005
8,700	TOTVS S.A.	54,473
		99,478

	CANADA — 1.5%
4,124	Ivanhoe Mines Ltd. - Class A*	37,666

	CHINA — 10.1%
6,160	Glodon Co., Ltd. - Class A	27,594
1,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	45,520
6,200	Shenzhou International Group Holdings Ltd.	59,547
1,900	Tencent Holdings Ltd.	80,562
3,800	WuXi AppTec Co., Ltd. - Class H	30,455
		243,678

	HONG KONG — 8.9%
14,014	AIA Group Ltd.	142,333
1,900	Hong Kong Exchanges & Clearing Ltd.	71,989
		214,322

	INDIA — 10.9%
3,339	Bharti Airtel Ltd.	35,816
1,462	HDFC Bank Ltd. - ADR	101,902
2,841	ICICI Bank Ltd. - ADR	65,570
1,482	Tata Consultancy Services Ltd.	59,884
		263,172

	INDONESIA — 4.7%
38,830	Bank Central Asia Tbk P.T.	23,815
335,232	Telkom Indonesia Persero Tbk P.T.	89,682
		113,497

	JAPAN — 1.4%
208	Disco Corp.	32,978

	MALAYSIA — 1.9%
36,500	IHH Healthcare Bhd	46,098

	MEXICO — 5.5%
4,234	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	75,995
27

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
24,830	Megacable Holdings S.A.B. de C.V.	$57,270
		133,265

	NETHERLANDS — 3.2%
45	Adyen N.V.*	77,927

	PERU — 3.5%
581	Credicorp Ltd.	85,779

	SINGAPORE — 4.2%
4,877	United Overseas Bank Ltd.	101,204

	SOUTH AFRICA — 3.2%
3,497	Bid Corp. Ltd.	76,789

	SOUTH KOREA — 4.4%
3,389	Coupang, Inc.*	58,969
858	Samsung Electronics Co., Ltd.	47,244
		106,213

	SWEDEN — 3.4%
4,271	Sandvik A.B.	83,387

	SWITZERLAND — 3.2%
810	SGS S.A.	76,622

	TAIWAN — 5.9%
9,200	Feng TAY Enterprise Co., Ltd.	58,201
835	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	84,268
		142,469

	UNITED KINGDOM — 6.7%
466	AstraZeneca PLC	66,803
851	Endava PLC - ADR*	44,073
1,511	Wizz Air Holdings PLC*	52,575
		163,451

	UNITED STATES — 7.5%
2,669	Baker Hughes Co.	84,367
596	Freeport-McMoRan, Inc.	23,840
179	Hess Corp.	24,335
28

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
125	Mastercard, Inc. - Class A	$49,163
		181,705

	TOTAL COMMON STOCKS
	(Cost $2,226,520)	2,344,853

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
$43,241	UMB Bank Demand Deposit, 4.93%[1]	43,241
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,241)	43,241

	TOTAL INVESTMENTS — 98.7%
	(Cost $2,269,761)	2,388,094
	Other Assets in Excess of Liabilities — 1.3%	31,562
	TOTAL NET ASSETS — 100.0%	$2,419,656

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

29

WCM Developing World Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.5%
Technology	18.4%
Industrials	13.3%
Communications	10.9%
Consumer Discretionary	10.0%
Health Care	9.6%
Energy	4.5%
Consumer Staples	3.2%
Materials	2.5%
Total Common Stocks	96.9%
Short-Term Investments	1.8%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

30

WCM International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	ARGENTINA — 1.0%
640	MercadoLibre, Inc.*	$758,144

	CANADA — 5.8%
20,200	Canadian National Railway Co.	2,446,018
5,610	Intact Financial Corp.	866,145
123,550	Ivanhoe Mines Ltd. - Class A*	1,128,438
		4,440,601

	DENMARK — 3.9%
18,540	Novo Nordisk A.S. - Class B	2,994,949

	FRANCE — 2.5%
13,490	Airbus S.E.	1,950,455

	GERMANY — 2.6%
51,970	Evotec S.E.*	1,170,732
24,000	Hensoldt A.G.	788,294
		1,959,026

	HONG KONG — 3.4%
254,880	AIA Group Ltd.	2,588,688

	INDIA — 3.6%
39,770	HDFC Bank Ltd. - ADR	2,771,969

	INDONESIA — 2.4%
6,830,600	Telkom Indonesia Persero Tbk P.T.	1,827,340

	IRELAND — 7.6%
6,500	Accenture PLC - Class A	2,005,770
10,900	Aon PLC - Class A	3,762,680
		5,768,450

	JAPAN — 5.1%
10,034	Cosmos Pharmaceutical Corp.	1,017,409
9,495	Daikin Industries Ltd.	1,945,576
5,907	Disco Corp.	936,531
		3,899,516

	MEXICO — 2.8%
62,240	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	1,117,135
455,880	Megacable Holdings S.A.B. de C.V.	1,051,477
		2,168,612

31

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 4.1%
1,460	Adyen N.V.*	$2,528,296
860	ASML Holding N.V.	623,285
		3,151,581

	PERU — 2.8%
14,560	Credicorp Ltd.	2,149,638

	SINGAPORE — 4.0%
145,513	United Overseas Bank Ltd.	3,019,578

	SOUTH KOREA — 1.5%
64,080	Coupang, Inc.*	1,114,992

	SPAIN — 4.5%
262,550	Iberdrola S.A.	3,428,678

	SWEDEN — 3.0%
115,920	Sandvik A.B.	2,263,234

	SWITZERLAND — 5.5%
29,450	Alcon, Inc.	2,418,140
18,500	SGS S.A.	1,750,020
		4,168,160

	TAIWAN — 1.5%
183,000	Feng TAY Enterprise Co., Ltd.	1,157,685

	UNITED KINGDOM — 15.5%
43,560	AstraZeneca PLC - ADR	3,117,589
103,120	Compass Group PLC	2,887,687
25,900	Endava PLC - ADR*	1,341,361
21,250	London Stock Exchange Group PLC	2,261,713
103,020	Persimmon PLC	1,342,322
109,290	Wise PLC - Class A*	913,517
		11,864,189

	UNITED STATES — 11.5%
84,740	Baker Hughes Co.	2,678,631
5,650	Hess Corp.	768,118
19,560	International Flavors & Fragrances, Inc.	1,556,780
7,690	Mastercard, Inc. - Class A	3,024,477
32

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
11,450	Micron Technology, Inc.	$722,610
		8,750,616
	TOTAL COMMON STOCKS
	(Cost $64,752,416)	72,196,101

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 5.3%
4,029,362	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[1]	4,029,362
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,029,362)	4,029,362

	TOTAL INVESTMENTS — 99.9%
	(Cost $68,781,778)	76,225,463
	Other Assets in Excess of Liabilities — 0.1%	97,988
	TOTAL NET ASSETS — 100.0%	$76,323,451

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

33

WCM International Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	22.8%
Industrials	20.1%
Technology	15.7%
Health Care	12.7%
Consumer Discretionary	5.7%
Energy	4.5%
Utilities	4.5%
Communications	3.8%
Materials	3.5%
Consumer Staples	1.3%
Total Common Stocks	94.6%
Short-Term Investments	5.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

34

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	BELGIUM — 5.4%
2,292	D'ieteren Group	$405,660
2,530	KBC Group N.V.	176,600
		582,260

	CANADA — 10.2%
4,910	Brookfield Asset Management Ltd. - Class A	160,213
4,300	Brookfield Corp.	144,695
5,140	Canadian Natural Resources Ltd.	289,176
2,850	CGI, Inc.*	300,476
1,800	TFI International, Inc.	205,128
		1,099,688

	CHINA — 3.6%
1,790	Baidu, Inc. - ADR*	245,069
37,000	China Mengniu Dairy Co., Ltd.*	139,833
		384,902

	FRANCE — 1.7%
980	Capgemini S.E.	185,560

	GERMANY — 6.5%
9,550	Deutsche Telekom A.G.	208,372
5,550	Infineon Technologies A.G.	228,567
1,590	Merck KGaA	263,199
		700,138

	HONG KONG — 2.7%
17,170	AIA Group Ltd.	174,388
10,940	Techtronic Industries Co., Ltd.	119,636
		294,024

	INDIA — 6.3%
19,590	ICICI Bank Ltd. - ADR	452,137
3,600	Reliance Industries Ltd. - GDR	224,190
		676,327

	IRELAND — 6.2%
1,540	ICON PLC*	385,308
1,470	Trane Technologies PLC	281,152
		666,460

	ISRAEL — 1.5%
760	Nice Ltd. - ADR*	156,940

35

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 18.0%
2,500	Advantest Corp.	$336,710
8,700	Bandai Namco Holdings, Inc.	201,468
3,700	FUJIFILM Holdings Corp.	220,458
5,800	Recruit Holdings Co., Ltd.	185,109
3,670	Sony Group Corp. - ADR	330,447
6,300	Square Enix Holdings Co., Ltd.	293,126
7,200	TechnoPro Holdings, Inc.	156,631
1,500	Tokyo Electron Ltd.	216,043
		1,939,992

	MEXICO — 6.4%
12,680	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	176,886
11,460	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	205,694
38,000	Grupo Financiero Banorte S.A.B. de C.V. - Class O	313,488
		696,068

	NORWAY — 1.2%
8,210	Mowi A.S.A.	130,260
	RUSSIA — 0.0%
8,120	HeadHunter Group PLC - ADR*,1	—
34,600	Sberbank of Russia PJSC - ADR*,1	—
		—

	SWEDEN — 6.0%
22,410	Atlas Copco A.B. - A Shares	323,529
7,330	Getinge A.B. - B Shares	128,594
9,870	Sandvik A.B.	192,703
		644,826

	SWITZERLAND — 6.1%
910	Chubb Ltd.	175,230
50,700	Glencore PLC*	287,465
9,700	UBS Group A.G.	196,619
		659,314

	TAIWAN — 1.9%
2,040	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	205,877

	THAILAND — 1.5%
1,270	Fabrinet*	164,948

	UNITED KINGDOM — 7.8%
3,040	AstraZeneca PLC - ADR	217,573
36

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
24,000	Haleon PLC - ADR	$201,120
6,000	RELX PLC - ADR	200,580
115,000	Rolls-Royce Holdings PLC*	221,149
		840,422

	UNITED STATES — 3.0%
6,630	Schlumberger N.V.	325,665
	TOTAL COMMON STOCKS
	(Cost $10,839,663)	10,353,671

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 3.9%
415,829	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[2]	415,829
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $415,829)	415,829

	TOTAL INVESTMENTS — 99.9%
	(Cost $11,255,492)	10,769,500
	Other Assets in Excess of Liabilities — 0.1%	14,396
	TOTAL NET ASSETS — 100.0%	$10,783,896

ADR – American Depository Receipt

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

37

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	23.0%
Industrials	17.7%
Financials	16.6%
Health Care	11.3%
Communications	8.8%
Energy	7.8%
Consumer Staples	4.4%
Consumer Discretionary	3.7%
Materials	2.7%
Total Common Stocks	96.0%
Short-Term Investments	3.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

38

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	ARGENTINA — 2.7%
5,730	Globant S.A.*	$1,029,796

	AUSTRALIA — 4.2%
5,080	Atlassian Corp. - Class A*	852,475
194,910	Steadfast Group Ltd.	781,198
		1,633,673

	BELGIUM — 3.0%
6,660	D'ieteren Group	1,178,749

	CANADA — 7.6%
560	Constellation Software, Inc./Canada	1,160,225
59,920	PrairieSky Royalty Ltd.	1,047,515
6,250	TFI International, Inc.	712,041
		2,919,781

	CHINA — 2.5%
100,100	Shenzhou International Group Holdings Ltd.	961,408

	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR*,1	—

	FAROE ISLANDS — 1.9%
12,530	Bakkafrost P/F	749,565

	FRANCE — 4.1%
11,800	Edenred	790,435
8,000	Gaztransport Et Technigaz S.A.	814,419
		1,604,854

	GERMANY — 9.0%
24,580	Hensoldt A.G.	807,345
3,410	MTU Aero Engines A.G.	884,470
12,611	Puma S.E.	759,959
16,040	Scout24 S.E.	1,016,411
		3,468,185

	INDIA — 1.4%
12,770	Divi's Laboratories Ltd.	558,800

	IRELAND — 9.4%
4,980	Flutter Entertainment PLC*	1,000,919
10,730	Ryanair Holdings PLC - ADR*	1,186,738

39

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
6,370	STERIS PLC	$1,433,122
		3,620,779

	ITALY — 7.4%
72,010	Davide Campari-Milano N.V.	998,027
14,600	Moncler S.p.A.	1,010,166
26,570	Stevanato Group S.p.A.	860,336
		2,868,529

	JAPAN — 11.9%
21,410	BayCurrent Consulting, Inc.	805,058
8,884	Disco Corp.	1,408,523
9,928	GMO Payment Gateway, Inc.	778,747
28,100	Kobe Bussan Co., Ltd.	729,339
5,720	Lasertec Corp.	864,387
		4,586,054

	MEXICO — 2.1%
76,930	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	817,435

	NETHERLANDS — 7.2%
650	Adyen N.V.*	1,125,611
2,430	ASM International N.V.	1,031,814
9,160	Euronext N.V.	623,032
		2,780,457

	NORWAY — 1.8%
319,210	AutoStore Holdings Ltd.*	698,749

	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—

	SPAIN — 2.5%
12,450	Amadeus IT Group S.A.*	948,095

	SWEDEN — 4.7%
7,540	Evolution A.B.	955,493
90,480	Nibe Industrier A.B. - B Shares	860,312
		1,815,805

	SWITZERLAND — 5.5%
6,580	Bachem Holding A.G.	574,505
585	Mettler-Toledo International, Inc.*	767,310

40

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
2,780	Sika A.G.	$796,149
		2,137,964

	UNITED KINGDOM — 6.5%
31,540	Compass Group PLC	883,220
27,290	Halma PLC	789,920
101,280	Howden Joinery Group PLC	827,501
		2,500,641

	TOTAL COMMON STOCKS
	(Cost $33,556,481)	36,879,319

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 5.0%
1,930,212	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.89%[2]	1,930,212
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,930,212)	1,930,212

	TOTAL INVESTMENTS — 100.4%
	(Cost $35,486,693)	38,809,531
	Liabilities in Excess of Other Assets — (0.4)%	(159,204)
	TOTAL NET ASSETS — 100.0%	$38,650,327

ADR – American Depository Receipt

GDR – Global Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

41

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.1%
Industrials	21.6%
Consumer Discretionary	17.3%
Health Care	10.9%
Consumer Staples	6.4%
Energy	4.8%
Financials	3.6%
Communications	2.6%
Materials	2.1%
Total Common Stocks	95.4%
Short-Term Investments	5.0%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

42

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	COMMUNICATIONS — 3.6%
388	GoDaddy, Inc. - Class A*	$29,150

	CONSUMER DISCRETIONARY — 13.1%
339	CarMax, Inc.*	28,374
446	Masco Corp.	25,592
45	Pool Corp.	16,859
195	Wyndham Hotels & Resorts, Inc.	13,371
566	YETI Holdings, Inc.*	21,983
		106,179

	CONSUMER STAPLES — 2.5%
345	Ollie's Bargain Outlet Holdings, Inc.*	19,986

	FINANCIALS — 9.7%
554	Brown & Brown, Inc.	38,137
351	Focus Financial Partners, Inc. - Class A*	18,431
16	Markel Group, Inc.*	22,131
		78,699

	HEALTH CARE — 8.1%
40	Chemed Corp.	21,667
68	Molina Healthcare, Inc.*	20,484
162	Zimmer Biomet Holdings, Inc.	23,587
		65,738

	INDUSTRIALS — 21.7%
306	Graco, Inc.	26,423
51	IDEX Corp.	10,978
150	Landstar System, Inc.	28,881
65	Lincoln Electric Holdings, Inc.	12,911
2,735	R1 RCM, Inc.*	50,461
117	SiteOne Landscape Supply, Inc.*	19,581
71	Watsco, Inc.	27,085
		176,320

	MATERIALS — 12.8%
160	Ashland, Inc.	13,906
203	Ball Corp.	11,817
95	Carlisle Cos., Inc.	24,370
1,426	Element Solutions, Inc.	27,379
405	Trex Co., Inc.*	26,552
		104,024

43

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 5.1%
233	CBRE Group, Inc. - Class A*	$18,806
148	Jones Lang LaSalle, Inc.*	23,058
		41,864

	TECHNOLOGY — 20.6%
237	Booz Allen Hamilton Holding Corp.	26,449
172	CDW Corp.	31,562
316	Entegris, Inc.	35,019
211	MKS Instruments, Inc.	22,809
187	PTC, Inc.*	26,610
83	Zebra Technologies Corp. - Class A*	24,554
		167,003

	TOTAL COMMON STOCKS
	(Cost $686,481)	788,963

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 3.5%
$28,255	UMB Bank Demand Deposit, 4.93%[1]	28,255
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,255)	28,255

	TOTAL INVESTMENTS — 100.7%
	(Cost $714,736)	817,218
	Liabilities in Excess of Other Assets — (0.7)%	(5,656)
	Net Assets — 100.0%	$811,562

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

44

WCM Mid Cap Quality Value Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.7%
Technology	20.6%
Consumer Discretionary	13.1%
Materials	12.8%
Financials	9.7%
Health Care	8.1%
Real Estate	5.1%
Communications	3.6%
Consumer Staples	2.5%
Total Common Stocks	97.2%
Short-Term Investments	3.5%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

45

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	ARGENTINA — 2.3%
73	Globant S.A.*	$13,120

	BRAZIL — 8.1%
6,200	Hapvida Participacoes e Investimentos S.A.*	5,672
1,900	Lojas Renner S.A.	7,936
2,283	NU Holdings Ltd. - Class A*	18,013
1,400	Porto Seguro S.A.	8,222
1,100	TOTVS S.A.	6,887
		46,730

	INDIA — 17.2%
2,093	Campus Activewear Ltd.*	7,923
346	Divi's Laboratories Ltd.	15,141
367	HDFC Bank Ltd.	7,616
1,524	ICICI Bank Ltd.	17,448
904	Kotak Mahindra Bank Ltd.	20,388
629	Muthoot Finance Ltd.	9,521
1,252	UPL Ltd.	10,515
149	WNS Holdings Ltd. - ADR*	10,984
		99,536

	INDONESIA — 3.2%
30,100	Bank Central Asia Tbk P.T.	18,460

	MEXICO — 13.1%
600	Arca Continental S.A.B. de C.V.	6,167
2,800	Becle S.A.B. de C.V.	6,854
164	Fomento Economico Mexicano S.A.B. de C.V. - ADR	18,178
2,418	GMexico Transportes S.A.B. de C.V.	5,591
1,211	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	12,868
1,000	Qualitas Controladora S.A.B. de C.V.	7,421
1,500	Regional S.A.B. de C.V.	10,868
2,100	Wal-Mart de Mexico S.A.B. de C.V.	8,308
		76,255

	NETHERLANDS — 2.1%
114	BE Semiconductor Industries N.V.	12,364

	PERU — 1.1%
43	Credicorp Ltd.	6,349

	POLAND — 4.8%
238	Dino Polska S.A.*	27,806

46

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SAUDI ARABIA — 5.4%
669	Aldrees Petroleum and Transport Services Co.	$22,317
183	Bupa Arabia for Cooperative Insurance Co.	9,055
		31,372

	SOUTH AFRICA — 4.0%
336	Bid Corp. Ltd.	7,378
138	Capitec Bank Holdings Ltd.	11,495
326	Clicks Group Ltd.	4,526
		23,399

	SOUTH KOREA — 9.5%
645	Coupang, Inc.*	11,223
324	HPSP Co., Ltd.	7,065
672	Samsung Electronics Co., Ltd.	37,002
		55,290

	TAIWAN — 17.6%
499	Advantech Co., Ltd.	6,570
300	Airtac International Group	9,914
498	King Slide Works Co., Ltd.	10,616
279	momo.com, Inc.	6,183
1,000	Nien Made Enterprise Co., Ltd.	11,023
1,000	Sinbon Electronics Co., Ltd.	11,880
2,487	Taiwan Semiconductor Manufacturing Co., Ltd.	45,943
		102,129

	THAILAND — 3.4%
153	Fabrinet*	19,872

	UNITED KINGDOM — 1.5%
3,684	Baltic Classifieds Group PLC	8,609

	UNITED STATES — 2.3%
59	EPAM Systems, Inc.*	13,260
	TOTAL COMMON STOCKS
	(Cost $486,056)	554,551
	EXCHANGE-TRADED FUNDS — 1.5%
216	iShares MSCI Saudi Arabia ETF	8,927
	EXCHANGE-TRADED FUNDS
	(Cost $8,244)	8,927

47

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount/ Number of Shares		Value
	SHORT-TERM INVESTMENTS — 5.3%
$30,706	UMB Bank Demand Deposit, 4.93%[1]	$30,706
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,706)	30,706

	TOTAL INVESTMENTS — 102.4%
	(Cost $525,006)	594,184
	Liabilities in Excess of Other Assets — (2.4)%	(13,894)
	TOTAL NET ASSETS — 100.0%	$580,290

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

48

WCM Focused Emerging Markets Ex China Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.9%
Financials	25.0%
Consumer Staples	13.7%
Consumer Discretionary	7.6%
Industrials	6.7%
Energy	3.8%
Health Care	3.6%
Materials	1.8%
Communications	1.5%
Total Common Stocks	95.6%
Exchange-Traded Funds	1.5%
Short-Term Investments	5.3%
Total Investments	102.4%
Liabilities in Excess of Other Assets	(2.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

49

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2023 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$12,966,781,862	$1,638,822,786	$286,063,087
Foreign currency, at cost	-	2,440,058	-
Investments, at value	$17,823,015,793	$1,495,094,925	$325,733,450
Foreign currency, at value	-	2,463,792	-
Receivables:
Investment securities sold	29,578,669	-	-
Fund shares sold	9,579,674	937,099	236,777
Reclaims receivable	29,944,776	-	117,306
Dividends and interest	23,773,715	4,169,161	136,879
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	79,607	80,564	38,304
Total assets	17,915,972,234	1,502,745,541	326,262,716
Liabilities:
Payables:
Investment securities purchased	98,320,021	-	-
Fund shares redeemed	5,755,303	7,448,948	359,714
Advisory fees	12,234,974	1,211,680	193,771
Shareholder servicing fees (Note 7)	1,677,974	367,415	7,536
Distribution fees (Note 8)	156,613	24,900	2,812
Fund administration fees	1,026,832	119,995	37,078
Fund accounting fees	322,047	62,037	28,541
Transfer agent fees and expenses	358,882	71,240	19,070
Custody fees	1,433,520	830,756	44,071
Trustees' deferred compensation (Note 3)	161,327	19,857	11,394
Shareholder reporting fees	127,582	42,553	7,329
Legal fees	12,135	8,260	1,987
Auditing fees	10,322	10,322	10,322
Trustees' fees and expenses	2,117	1,941	615
Chief Compliance Officer fees	1,622	1,415	2,213
Offering costs - Advisor	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	237,943	12,565	5,731
Total liabilities	121,839,214	10,233,884	732,184
Net Assets	$17,794,133,020	$1,492,511,657	$325,530,532
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	13,165,525,622	2,084,971,906	311,394,513
Total distributable earnings (accumulated deficit)	4,628,607,398	(592,460,249)	14,136,019
Net Assets	$17,794,133,020	$1,492,511,657	$325,530,532
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$775,401,151	$118,772,791	$13,478,483
Shares of beneficial interest issued and outstanding	34,873,684	9,155,319	683,371
Net asset value, offering and redemption price per share	$22.23	$12.97	$19.72
Institutional Class:
Net assets applicable to shares outstanding	$17,018,731,869	$1,373,738,866	$312,052,049
Shares of beneficial interest issued and outstanding	755,730,372	104,524,015	15,437,014
Net asset value, offering and redemption price per share	$22.52	$13.14	$20.21

See accompanying Notes to Financial Statements.

50

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2023 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Assets:
Investments, at cost	$326,265,811	$30,470,199	$111,192,268
Foreign currency, at cost	123,145	-	-
Investments, at value	$326,040,944	$35,052,622	$134,213,653
Foreign currency, at value	127,360	-	-
Receivables:
Investment securities sold	667,631	849,616	3,063,025
Fund shares sold	169,416	170,000	23,428
Reclaims receivable	442,716	-	-
Dividends and interest	344,576	13,560	13,419
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	2,252	19,174	20,620
Total assets	327,794,895	36,104,972	137,334,145
Liabilities:
Payables:
Investment securities purchased	-	132,120	-
Fund shares redeemed	278,817	-	8,211
Advisory fees	252,373	2,073	49,614
Shareholder servicing fees (Note 7)	111,035	3,183	711
Distribution fees (Note 8)	-	20	44
Fund administration fees	37,135	9,620	9,194
Fund accounting fees	27,124	10,195	1,849
Transfer agent fees and expenses	20,666	6,631	5,098
Custody fees	257,337	8,434	5,076
Trustees' deferred compensation (Note 3)	11,828	5,264	5,770
Shareholder reporting fees	22,968	4,975	424
Legal fees	4,547	2,793	415
Auditing fees	10,322	10,322	10,472
Trustees' fees and expenses	304	1,509	469
Chief Compliance Officer fees	894	1,414	403
Offering costs - Advisor	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	22,265	2,800	5,515
Total liabilities	1,057,615	201,353	103,265
Net Assets	$326,737,280	$35,903,619	$137,230,880
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	474,548,695	37,099,474	111,650,562
Total distributable earnings (accumulated deficit)	(147,811,415)	(1,195,855)	25,580,318
Net Assets	$326,737,280	$35,903,619	$137,230,880
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$99,125	$250,625
Shares of beneficial interest issued and outstanding	-	8,321	21,517
Net asset value, offering and redemption price per share	$-	$11.91	$11.65
Institutional Class:
Net assets applicable to shares outstanding	$326,737,280	$35,804,494	$136,980,255
Shares of beneficial interest issued and outstanding	17,612,154	2,978,117	11,632,423
Net asset value, offering and redemption price per share	$18.55	$12.02	$11.78

See accompanying Notes to Financial Statements.

51

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2023 (Unaudited)

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Assets:
Investments, at cost	$7,117,116	$2,269,761	$68,781,778
Foreign currency, at cost	54,075	1,179	30,755
Investments, at value	$6,262,975	$2,388,094	$76,225,463
Foreign currency, at value	53,942	1,202	30,718
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	43,844	5,186
Reclaims receivable	-	-	5,985
Dividends and interest	16,248	5,151	121,876
Due from Advisor	14,695	24,040	-
Offering costs	-	-	-
Prepaid expenses	24,843	31,912	28,260
Total assets	6,372,703	2,494,243	76,417,488
Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	6,370	3,071
Advisory fees	-	-	30,113
Shareholder servicing fees (Note 7)	2,560	797	2,461
Distribution fees (Note 8)	25	88	105
Fund administration fees	9,371	6,053	7,144
Fund accounting fees	13,078	9,666	8,484
Transfer agent fees and expenses	6,207	5,359	7,754
Custody fees	19,810	20,875	12,420
Trustees' deferred compensation (Note 3)	4,244	4,194	4,363
Shareholder reporting fees	5,265	849	3,342
Legal fees	6,472	4,785	1,667
Auditing fees	10,321	10,321	9,163
Trustees' fees and expenses	613	2,055	1,471
Chief Compliance Officer fees	1,352	2,161	1,343
Offering costs - Advisor	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	3,115	1,014	1,136
Total liabilities	82,433	74,587	94,037
Net Assets	$6,290,270	$2,419,656	$76,323,451
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	11,211,231	2,585,452	67,227,709
Total distributable earnings (accumulated deficit)	(4,920,961)	(165,796)	9,095,742
Net Assets	$6,290,270	$2,419,656	$76,323,451
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$125,829	$411,808	$536,691
Shares of beneficial interest issued and outstanding	12,362	32,337	36,975
Net asset value, offering and redemption price per share	$10.18	$12.74[1]	$14.51
Institutional Class:
Net assets applicable to shares outstanding	$6,164,441	$2,007,848	$75,786,760
Shares of beneficial interest issued and outstanding	601,373	156,683	5,191,204
Net asset value, offering and redemption price per share	$10.25	$12.81	$14.60

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

52

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2023 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$11,255,492	$35,486,693	$714,736
Foreign currency, at cost	2,767	60,860	-
Investments, at value	$10,769,500	$38,809,531	$817,218
Foreign currency, at value	2,767	60,896	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	30,277	-
Reclaims receivable	23,354	20,092	-
Dividends and interest	10,832	27,277	187
Due from Advisor	12,259	-	21,472
Offering costs	-	-	-
Prepaid expenses	27,664	21,379	42,208
Total assets	10,846,376	38,969,452	881,085
Liabilities:
Payables:
Investment securities purchased	-	205,838	-
Fund shares redeemed	-	-	-
Advisory fees	-	9,778	-
Shareholder servicing fees (Note 7)	2,130	512	297
Distribution fees (Note 8)	7	33	2
Fund administration fees	6,541	5,065	3,347
Fund accounting fees	12,018	16,199	4,586
Transfer agent fees and expenses	7,085	6,699	1,337
Custody fees	7,108	39,083	1,595
Trustees' deferred compensation (Note 3)	4,033	3,673	2,039
Shareholder reporting fees	3,249	6,427	396
Legal fees	4,264	6,792	920
Auditing fees	10,322	10,322	9,922
Trustees' fees and expenses	395	3,332	432
Chief Compliance Officer fees	1,147	3,147	248
Offering costs - Advisor	-	-	43,691
Offering costs - Related Parties	-	-	-
Accrued other expenses	4,181	2,225	711
Total liabilities	62,480	319,125	69,523
Net Assets	$10,783,896	$38,650,327	$811,562
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	14,141,371	44,294,287	706,649
Total distributable earnings (accumulated deficit)	(3,357,475)	(5,643,960)	104,913
Net Assets	$10,783,896	$38,650,327	$811,562
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$34,095	$150,676	$11,318
Shares of beneficial interest issued and outstanding	2,827	17,234	1,027
Net asset value, offering and redemption price per share	$12.06	$8.74	$11.02
Institutional Class:
Net assets applicable to shares outstanding	$10,749,801	$38,499,651	$800,244
Shares of beneficial interest issued and outstanding	887,776	4,377,251	72,507
Net asset value, offering and redemption price per share	$12.11	$8.80	$11.04

See accompanying Notes to Financial Statements.

53

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2023 (Unaudited)

WCM Focused Emerging Markets ex China Fund
Assets:
Investments, at cost	$525,006
Foreign currency, at cost	106
Investments, at value	$594,184
Foreign currency, at value	106
Receivables:
Investment securities sold	-
Fund shares sold	-
Reclaims receivable	-
Dividends and interest	844
Due from Advisor	24,123
Offering costs	4,883
Prepaid expenses	35,362
Total assets	659,502
Liabilities:
Payables:
Investment securities purchased	-
Fund shares redeemed	-
Advisory fees	-
Shareholder servicing fees (Note 7)	173
Distribution fees (Note 8)	3
Fund administration fees	1,890
Fund accounting fees	7,414
Transfer agent fees and expenses	2,921
Custody fees	5,339
Trustees' deferred compensation (Note 3)	1,380
Shareholder reporting fees	489
Legal fees	1,470
Auditing fees	9,923
Trustees' fees and expenses	775
Chief Compliance Officer fees	116
Offering costs - Advisor	45,246
Offering costs - Related Parties	1,913
Accrued other expenses	160
Total liabilities	79,212
Net Assets	$580,290
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	501,149
Total distributable earnings (accumulated deficit)	79,141
Net Assets	$580,290
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$11,566
Shares of beneficial interest issued and outstanding	1,000
Net asset value, offering and redemption price per share	$11.57
Institutional Class:
Net assets applicable to shares outstanding	$568,724
Shares of beneficial interest issued and outstanding	49,113
Net asset value, offering and redemption price per share	$11.58

See accompanying Notes to Financial Statements.

54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $14,041,916, $1,371,256 and $76,381, respectively)	$121,285,820	$13,616,550	$1,197,350
Interest	10,312,064	2,090,389	194,541
Total investment income	131,597,884	15,706,939	1,391,891
Expenses:
Advisory fees	72,707,798	7,632,602	1,286,240
Shareholder servicing fees (Note 7)	9,550,503	488,617	115,902
Distribution fees (Note 8)	920,612	161,342	16,765
Fund administration fees	4,140,807	412,175	129,625
Fund accounting fees	689,239	114,469	49,281
Transfer agent fees and expenses	788,773	110,007	30,015
Custody fees	1,589,844	702,020	39,538
Shareholder reporting fees	477,271	149,425	28,539
Trustees' fees and expenses	145,017	16,957	6,602
Registration fees	71,083	70,416	43,899
Miscellaneous	55,964	13,202	1,460
Tax reclaim service fees	45,472	-	158
Legal fees	29,108	7,191	3,967
Insurance fees	22,858	3,636	2,188
Auditing fees	10,679	10,679	10,679
Chief Compliance Officer fees	5,639	3,639	2,639
Offering costs	-	-	-
Total expenses	91,250,667	9,896,377	1,767,497
Advisory fees (waived) recovered	-	(194,284)	(161,787)
Other expenses (absorbed)	-	-	-
Net expenses	91,250,667	9,702,093	1,605,710
Net investment income (loss)	40,347,217	6,004,846	(213,819)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	56,392,604	(79,730,753)	622,890
Foreign currency transactions	106,089	(244,446)	3,671
Deferred non-U.S. taxes	-	(377,816)	-
Net realized gain (loss)	56,498,693	(80,353,015)	626,561
Net change in unrealized appreciation (depreciation) on:
Investments	2,212,472,260	99,523,417	47,429,252
Foreign currency translations	455,747	(1,750)	1,378
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	2,212,928,007	99,521,667	47,430,630
Net realized and unrealized gain (loss)	2,269,426,700	19,168,652	48,057,191
Net Increase (Decrease) in Net Assets from Operations	$2,309,773,917	$25,173,498	$47,843,372

See accompanying Notes to Financial Statements.

55

STATEMENT OF OPERATIONS - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $351,898, $0 and $0, respectively)	$2,646,749	$63,421	$418,848
Interest	205,739	21,941	51,105
Total investment income	2,852,488	85,362	469,953
Expenses:
Advisory fees	1,579,477	171,415	546,187
Shareholder servicing fees (Note 7)	89,038	13,960	59,205
Distribution fees (Note 8)	-	125	266
Fund administration fees	120,660	27,496	68,809
Fund accounting fees	64,501	32,414	38,820
Transfer agent fees and expenses	20,403	18,619	21,054
Custody fees	268,810	9,770	6,992
Shareholder reporting fees	2,876	5,424	11,132
Trustees' fees and expenses	6,809	4,307	3,511
Registration fees	9,908	22,393	8,898
Miscellaneous	4,932	2,171	1,086
Tax reclaim service fees	-	-	-
Legal fees	6,943	4,990	4,032
Insurance fees	2,405	1,785	1,828
Auditing fees	10,682	10,683	10,830
Chief Compliance Officer fees	3,639	4,139	2,639
Offering costs	-	-	-
Total expenses	2,191,083	329,691	785,289
Advisory fees (waived) recovered	(216,737)	(158,151)	(238,836)
Other expenses (absorbed)	-	-	-
Net expenses	1,974,346	171,540	546,453
Net investment income (loss)	878,142	(86,178)	(76,500)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(16,298,682)	(1,029,155)	2,115,562
Foreign currency transactions	(17,447)	-	-
Deferred non-U.S. taxes	(13,221)	-	-
Net realized gain (loss)	(16,329,350)	(1,029,155)	2,115,562
Net change in unrealized appreciation (depreciation) on:
Investments	51,434,219	5,393,746	19,601,429
Foreign currency translations	(2,845)	-	-
Deferred non-U.S. taxes	4,681	-	-
Net change in unrealized appreciation (depreciation)	51,436,055	5,393,746	19,601,429
Net realized and unrealized gain (loss)	35,106,705	4,364,591	21,716,991
Net Increase (Decrease) in Net Assets from Operations	$35,984,847	$4,278,413	$21,640,491

See accompanying Notes to Financial Statements.

56

STATEMENT OF OPERATIONS - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,474, $2,321 and $42,649, respectively)	$94,677	$36,079	$808,829
Interest	3,165	1,514	84,741
Total investment income	97,842	37,593	893,570
Expenses:
Advisory fees	36,481	12,096	280,145
Shareholder servicing fees (Note 7)	2,466	1,571	30,916
Distribution fees (Note 8)	167	573	548
Fund administration fees	26,514	23,098	43,153
Fund accounting fees	26,843	22,402	31,429
Transfer agent fees and expenses	13,389	15,363	22,363
Custody fees	15,485	36,899	22,515
Shareholder reporting fees	1,984	1,911	1,728
Trustees' fees and expenses	3,224	3,307	3,307
Registration fees	11,902	23,188	22,272
Miscellaneous	2,728	2,953	3,521
Tax reclaim service fees	-	-	-
Legal fees	2,215	1,779	3,044
Insurance fees	1,756	1,747	1,748
Auditing fees	10,679	10,679	9,521
Chief Compliance Officer fees	2,639	2,639	2,639
Offering costs	-	-	-
Total expenses	158,472	160,205	478,849
Advisory fees (waived) recovered	(36,481)	(12,096)	(115,759)
Other expenses (absorbed)	(76,222)	(132,416)	-
Net expenses	45,769	15,693	363,090
Net investment income (loss)	52,073	21,900	530,480
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(506,129)	(68,019)	1,364,677
Foreign currency transactions	(281)	432	384
Deferred non-U.S. taxes	-	(2)	-
Net realized gain (loss)	(506,410)	(67,589)	1,365,061
Net change in unrealized appreciation (depreciation) on:
Investments	(250,979)	158,431	4,420,221
Foreign currency translations	(165)	(331)	(1,651)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	(251,144)	158,100	4,418,570
Net realized and unrealized gain (loss)	(757,554)	90,511	5,783,631
Net Increase (Decrease) in Net Assets from Operations	$(705,481)	$112,411	$6,314,111

See accompanying Notes to Financial Statements.

57

STATEMENT OF OPERATIONS - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $12,481, $38,547 and $0, respectively)	$123,265	$261,007	$2,867
Interest	5,801	39,906	573
Total investment income	129,066	300,913	3,440
Expenses:
Advisory fees	52,063	153,556	3,113
Shareholder servicing fees (Note 7)	3,140	2,384	548
Distribution fees (Note 8)	56	169	13
Fund administration fees	28,931	21,631	25,315
Fund accounting fees	28,917	31,857	25,215
Transfer agent fees and expenses	17,389	15,718	18,219
Custody fees	9,499	43,777	4,384
Shareholder reporting fees	2,889	3,571	2,349
Trustees' fees and expenses	3,129	4,463	3,440
Registration fees	17,811	17,203	20,963
Miscellaneous	2,768	2,045	3,128
Tax reclaim service fees	-	-	-
Legal fees	2,853	2,905	8,332
Insurance fees	1,752	4,596	595
Auditing fees	10,679	10,596	10,460
Chief Compliance Officer fees	2,639	2,728	2,728
Offering costs	-	-	6,578
Total expenses	184,515	317,199	135,380
Advisory fees (waived) recovered	(52,063)	(125,083)	(3,113)
Other expenses (absorbed)	(55,834)	-	(128,593)
Net expenses	76,618	192,116	3,674
Net investment income (loss)	52,448	108,797	(234)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(828,698)	(400,766)	4,140
Foreign currency transactions	(537)	(599)	-
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(829,235)	(401,365)	4,140
Net change in unrealized appreciation (depreciation) on:
Investments	1,701,547	4,184,105	120,149
Foreign currency translations	(269)	610	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	1,701,278	4,184,715	120,149
Net realized and unrealized gain (loss)	872,043	3,783,350	124,289
Net Increase (Decrease) in Net Assets from Operations	$924,491	$3,892,147	$124,055

See accompanying Notes to Financial Statements.

58

STATEMENT OF OPERATIONS - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

WCM Focused Emerging Markets ex China Fund
Investment Income:
Dividends (net of foreign withholding taxes of $638)	$4,445
Interest	850
Total investment income	5,295
Expenses:
Advisory fees	2,653
Shareholder servicing fees (Note 7)	398
Distribution fees (Note 8)	13
Fund administration fees	22,956
Fund accounting fees	22,577
Transfer agent fees and expenses	16,808
Custody fees	11,182
Shareholder reporting fees	4,384
Trustees' fees and expenses	5,008
Registration fees	20,720
Miscellaneous	3,824
Tax reclaim service fees	-
Legal fees	4,959
Insurance fees	596
Auditing fees	9,922
Chief Compliance Officer fees	2,505
Offering costs	4,856
Total expenses	133,361
Advisory fees (waived) recovered	(2,653)
Other expenses (absorbed)	(127,379)
Net expenses	3,329
Net investment income (loss)	1,966
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,116
Foreign currency transactions	(123)
Deferred non-U.S. taxes	-
Net realized gain (loss)	7,993
Net change in unrealized appreciation (depreciation) on:
Investments	73,542
Foreign currency translations	207
Deferred non-U.S. taxes	-
Net change in unrealized appreciation (depreciation)	73,749
Net realized and unrealized gain (loss)	81,742
Net Increase (Decrease) in Net Assets from Operations	$83,708

See accompanying Notes to Financial Statements.

59

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$40,347,217	$(11,578,363)	$(115,159,193)
Net realized gain (loss) on investments and foreign currency transactions	56,498,693	(309,782,636)	593,986,724
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,212,928,007	(671,781,740)	(5,071,772,367)
Net increase (decrease) in net assets resulting from operations	2,309,773,917	(993,142,739)	(4,592,944,836)
Distributions to Shareholders:
Investor Class	-	(792,458)	(82,734,321)
Institutional Class	-	(16,408,459)	(1,198,249,547)
Total distributions to shareholders	-	(17,200,917)	(1,280,983,868)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	40,562,938	27,358,771	518,278,322
Institutional Class	1,137,097,899	1,609,897,154	5,873,297,782
Reinvestment of distributions:
Investor Class	-	790,531	82,592,645
Institutional Class	-	14,876,353	1,094,411,720
Cost of shares redeemed:
Investor Class	(58,876,768)	(379,789,348)	(665,394,020)
Institutional Class	(1,720,310,078)	(4,366,488,358)	(5,269,046,333)
Net increase (decrease) in net assets from capital transactions	(601,526,009)	(3,093,354,897)	1,634,140,116
Total increase (decrease) in net assets	1,708,247,908	(4,103,698,553)	(4,239,788,588)
Net Assets:
Beginning of period	16,085,885,112	20,189,583,665	24,429,372,253
End of period	$17,794,133,020	$16,085,885,112	$20,189,583,665
Capital Share Transactions:
Shares sold:
Investor Class	1,900,924	1,436,244	19,728,497
Institutional Class	52,966,569	83,127,015	222,042,533
Shares reinvested:
Investor Class	-	39,448	3,033,149
Institutional Class	-	734,273	39,840,252
Shares redeemed:
Investor Class	(2,789,200)	(19,852,887)	(27,769,262)
Institutional Class	(80,091,398)	(225,753,828)	(211,447,870)
Total increase (decrease) in capital share transactions	(28,013,105)	(160,269,735)	45,427,299

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

60

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,004,846	$3,596,479	$(8,848,539)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(80,353,015)	(270,240,147)	(95,768,875)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	99,521,667	111,809,232	(570,888,628)
Net increase (decrease) in net assets resulting from operations	25,173,498	(154,834,436)	(675,506,042)
Distributions to Shareholders:
Investor Class	-	(401,049)	(2,826,823)
Institutional Class	-	(6,139,190)	(100,035,505)
Total distributions to shareholders	-	(6,540,239)	(102,862,328)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	21,764,608	227,079,228	260,506,831
Institutional Class	345,689,601	535,438,659	1,469,353,271
Reinvestment of distributions:
Investor Class	-	383,681	2,578,231
Institutional Class	-	4,852,399	82,871,311
Cost of shares redeemed:
Investor Class	(30,884,196)	(236,672,893)	(145,368,858)
Institutional Class	(304,148,547)	(793,473,817)	(1,204,460,353)
Net increase (decrease) in net assets from capital transactions	32,421,466	(262,392,743)	465,480,433
Total increase (decrease) in net assets	57,594,964	(423,767,418)	(312,887,937)
Net Assets:
Beginning of period	1,434,916,693	1,858,684,111	2,171,572,048
End of period	$1,492,511,657	$1,434,916,693	$1,858,684,111
Capital Share Transactions:
Shares sold:
Investor Class	1,678,790	18,212,188	16,099,076
Institutional Class	25,925,919	41,082,828	78,903,465
Shares reinvested:
Investor Class	-	29,952	138,095
Institutional Class	-	374,414	4,391,696
Shares redeemed:
Investor Class	(2,392,933)	(18,486,564)	(8,907,137)
Institutional Class	(23,046,547)	(61,068,269)	(67,542,974)
Total increase (decrease) in capital share transactions	2,165,229	(19,855,451)	23,082,221

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

61

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023(Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(213,819)	$(283,830)	$(2,930,553)
Net realized gain (loss) on investments and foreign currency transactions	626,561	(24,013,288)	28,741,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	47,430,630	(7,365,123)	(126,836,766)
Net increase (decrease) in net assets resulting from operations	47,843,372	(31,662,241)	(101,025,416)
Distributions to Shareholders:
Investor Class	-	(472,100)	(2,212,086)
Institutional Class	-	(10,182,529)	(53,428,250)
Total distributions to shareholders	-	(10,654,629)	(55,640,336)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	956,877	2,112,178	6,366,794
Institutional Class	34,415,642	95,208,490	280,075,915
Reinvestment of distributions:
Investor Class	-	471,972	2,212,087
Institutional Class	-	10,162,459	53,350,711
Cost of shares redeemed:
Investor Class	(2,514,929)	(4,373,731)	(7,873,611)
Institutional Class	(45,550,947)	(225,296,291)	(212,504,626)
Net increase (decrease) in net assets from capital transactions	(12,693,357)	(121,714,923)	121,627,270
Total increase (decrease) in net assets	35,150,015	(164,031,793)	(35,038,482)
Net Assets:
Beginning of period	290,380,517	454,412,310	489,450,792
End of period	$325,530,532	$290,380,517	$454,412,310
Capital Share Transactions:
Shares sold:
Investor Class	51,959	117,851	257,604
Institutional Class	1,822,436	5,227,604	11,465,445
Shares reinvested:
Investor Class	-	27,297	87,469
Institutional Class	-	574,475	2,067,857
Shares redeemed:
Investor Class	(135,358)	(244,461)	(324,608)
Institutional Class	(2,442,255)	(12,403,606)	(9,086,122)
Total increase (decrease) in capital share transactions	(703,218)	(6,700,840)	4,467,645

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

62

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$878,142	$(523,517)	$(5,272,499)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(16,329,350)	(107,950,422)	24,558,174
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	51,436,055	19,722,278	(189,687,801)
Net increase (decrease) in net assets resulting from operations	35,984,847	(88,751,661)	(170,402,126)
Distributions to Shareholders:
Distributions	-	-	(85,948,627)
Total distributions to shareholders	-	-	(85,948,627)
Capital Transactions:
Net proceeds from shares sold:
Institutional class	45,736,389	47,611,724	254,552,436
Reinvestment of distributions:
Institutional class	-	-	85,596,317
Cost of shares redeemed:
Institutional class	(48,233,625)	(198,878,717)	(319,026,110)
Net increase (decrease) in net assets from capital transactions	(2,497,236)	(151,266,993)	21,122,643
Total increase (decrease) in net assets	33,487,611	(240,018,654)	(235,228,110)
Net Assets:
Beginning of period	293,249,669	533,268,323	768,496,433
End of period	$326,737,280	$293,249,669	$533,268,323
Capital Share Transactions:
Shares sold:
Institutional class	2,536,495	2,856,246	8,844,760
Shares reinvested:
Institutional class	-	-	3,022,469
Shares redeemed:
Institutional class	(2,710,013)	(11,443,636)	(12,334,192)
Total increase (decrease) in capital share transactions	(173,518)	(8,587,390)	(466,963)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

63

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(86,178)	$(143,433)	$(465,789)
Net realized gain (loss) on investments	(1,029,155)	(4,471,823)	2,964,759
Net change in unrealized appreciation (depreciation) on investments	5,393,746	2,654,126	(15,542,258)
Net increase (decrease) in net assets resulting from operations	4,278,413	(1,961,130)	(13,043,288)
Distributions to Shareholders:
Investor Class	-	(169)	(8,947)
Institutional Class	-	(59,625)	(4,642,991)
Total distributions to shareholders	-	(59,794)	(4,651,938)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,161	20,200	39,675
Institutional Class	1,811,081	13,564,948	16,781,334
Reinvestment of distributions:
Investor Class	-	169	8,947
Institutional Class	-	59,607	4,642,991
Cost of shares redeemed:
Investor Class	(8,065)	(1,825)	(14,170)
Institutional Class	(3,189,320)	(19,128,791)	(21,489,079)
Net increase (decrease) in net assets from capital transactions	(1,385,143)	(5,485,692)	(30,302)
Total increase (decrease) in net assets	2,893,270	(7,506,616)	(17,725,528)
Net Assets:
Beginning of period	33,010,349	40,516,965	58,242,493
End of period	$35,903,619	$33,010,349	$40,516,965
Capital Share Transactions:
Shares sold:
Investor Class	106	1,899	2,576
Institutional Class	158,081	1,268,547	1,276,872
Shares reinvested:
Investor Class	-	16	640
Institutional Class	-	5,504	330,227
Shares redeemed:
Investor Class	(737)	(174)	(993)
Institutional Class	(274,162)	(1,832,463)	(1,643,613)
Total increase (decrease) in capital share transactions	(116,712)	(556,671)	(34,291)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

64

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(76,500)	$(218,677)	$(506,679)
Net realized gain (loss) on investments	2,115,562	1,598,172	6,151,683
Net change in unrealized appreciation (depreciation) on investments	19,601,429	(3,955,382)	(15,414,433)
Net increase (decrease) in net assets resulting from operations	21,640,491	(2,575,887)	(9,769,429)
Distributions to Shareholders:
Investor Class	-	(3,547)	(11,632)
Institutional Class	-	(1,978,746)	(6,732,771)
Total distributions to shareholders	-	(1,982,293)	(6,744,403)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	30,904	41,801	41,311
Institutional Class	9,420,351	30,891,842	20,185,465
Reinvestment of distributions:
Investor Class	-	3,547	11,632
Institutional Class	-	1,578,375	5,850,536
Cost of shares redeemed:
Investor Class	(11,870)	(12,679)	(17,470)
Institutional Class	(12,018,705)	(8,986,247)	(9,774,983)
Net increase (decrease) in net assets from capital transactions	(2,579,320)	23,516,639	16,296,491
Total increase (decrease) in net assets	19,061,171	18,958,459	(217,341)
Net Assets:
Beginning of period	118,169,709	99,211,250	99,428,591
End of period	$137,230,880	$118,169,709	$99,211,250
Capital Share Transactions:
Shares sold:
Investor Class	2,712	4,378	3,554
Institutional Class	867,231	3,052,176	1,740,069
Shares reinvested:
Investor Class	-	358	1,022
Institutional Class	-	157,837	510,518
Shares redeemed:
Investor Class	(1,086)	(1,256)	(1,492)
Institutional Class	(1,107,154)	(882,030)	(865,414)
Total increase (decrease) in capital share transactions	(238,297)	2,331,463	1,388,257

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

65

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$52,073	$35,813	$(61,345)
Net realized gain (loss) on investments and foreign currency transactions	(506,410)	(2,380,172)	(913,731)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(251,144)	1,998,077	(4,354,363)
Net increase (decrease) in net assets resulting from operations	(705,481)	(346,282)	(5,329,439)
Distributions to Shareholders:
Investor Class	-	(224)	(15,604)
Institutional Class	-	(20,988)	(1,232,777)
Total distributions to shareholders	-	(21,212)	(1,248,381)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	14,284	23,591	117,302
Institutional Class	724,460	521,178	6,652,617
Reinvestment of distributions:
Investor Class	-	223	15,604
Institutional Class	-	20,988	1,232,777
Cost of shares redeemed:
Investor Class	(37,207)	(4,680)	(85,426)
Institutional Class	(712,047)	(3,954,160)	(4,369,953)
Net increase (decrease) in net assets from capital transactions	(10,510)	(3,392,860)	3,562,921
Total increase (decrease) in net assets	(715,991)	(3,760,354)	(3,014,899)
Net Assets:
Beginning of period	7,006,261	10,766,615	13,781,514
End of period	$6,290,270	$7,006,261	$10,766,615
Capital Share Transactions:
Shares sold:
Investor Class	1,331	2,095	7,274
Institutional Class	61,532	46,094	396,078
Shares reinvested:
Investor Class	-	21	994
Institutional Class	-	1,910	78,172
Shares redeemed:
Investor Class	(2,964)	(448)	(5,743)
Institutional Class	(67,339)	(385,449)	(281,405)
Total increase (decrease) in capital share transactions	(7,440)	(335,777)	195,370

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

66

WCM Developing World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$21,900	$19,558	$9,991
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(67,589)	(200,948)	(1,826)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	158,100	85,562	(380,050)
Net increase (decrease) in net assets resulting from operations	112,411	(95,828)	(371,885)
Distributions to Shareholders:
Investor Class	-	(1,741)	(1,061)
Institutional Class	-	(23,193)	(95,777)
Total distributions to shareholders	-	(24,934)	(96,838)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	211,619	284,586	15,600
Institutional Class	84,854	145,906	1,961,578
Reinvestment of distributions:
Investor Class	-	1,741	1,061
Institutional Class	-	23,194	95,777
Cost of shares redeemed:
Investor Class	(136,436)	(5,109)	(162)
Institutional Class	(69,702)	(914,794)	(321,057)
Net increase (decrease) in net assets from capital transactions	90,335	(464,476)	1,752,797
Total increase (decrease) in net assets	202,746	(585,238)	1,284,074
Net Assets:
Beginning of period	2,216,910	2,802,148	1,518,074
End of period	$2,419,656	$2,216,910	$2,802,148
Capital Share Transactions:
Shares sold:
Investor Class	16,698	24,038	1,118
Institutional Class	6,596	12,110	132,677
Shares reinvested:
Investor Class	-	144	75
Institutional Class	-	1,906	6,769
Shares redeemed:
Investor Class	(10,858)	(426)	(11)
Institutional Class	(5,541)	(73,227)	(23,235)
Total increase (decrease) in capital share transactions	6,895	(35,455)	117,393

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

67

WCM International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$530,480	$4,069	$19,437
Net realized gain (loss) on investments and foreign currency transactions	1,365,061	(220,709)	69,985
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,418,570	3,104,596	(384,425)
Net increase (decrease) in net assets resulting from operations	6,314,111	2,887,956	(295,003)
Distributions to Shareholders:
Investor Class	-	(51)	(620)
Institutional Class	-	(17,350)	(117,649)
Total distributions to shareholders	-	(17,401)	(118,269)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	206,173	299,115	35,420
Institutional Class	10,669,211	52,042,884	2,282,401
Reinvestment of distributions:
Investor Class	-	52	620
Institutional Class	-	17,350	117,649
Cost of shares redeemed:
Investor Class	(32,594)	(10,000)	(26,166)
Institutional Class	(581,780)	(226,294)	(10,000)
Net increase (decrease) in net assets from capital transactions	10,261,010	52,123,107	2,399,924
Total increase (decrease) in net assets	16,575,121	54,993,662	1,986,652
Net Assets:
Beginning of period	59,748,330	4,754,668	2,768,016
End of period	$76,323,451	$59,748,330	$4,754,668
Capital Share Transactions:
Shares sold:
Investor Class	14,830	23,549	2,350
Institutional Class	750,146	4,151,994	154,992
Shares reinvested:
Investor Class	-	3	41
Institutional Class	-	1,302	7,812
Shares redeemed:
Investor Class	(2,354)	(759)	(1,808)
Institutional Class	(40,990)	(17,741)	(669)
Total increase (decrease) in capital share transactions	721,632	4,158,348	162,718

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

68

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$52,448	$102,650	$23,158
Net realized gain (loss) on investments and foreign currency transactions	(829,235)	(1,967,543)	(146,571)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,701,278	810,896	(3,453,475)
Net increase (decrease) in net assets resulting from operations	924,491	(1,053,997)	(3,576,888)
Distributions to Shareholders:
Investor Class	-	(154)	(17)
Institutional Class	-	(105,574)	(3,047)
Total distributions to shareholders	-	(105,728)	(3,064)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	512	500	42,870
Institutional Class	1,945,766	6,365,442	19,032,345
Reinvestment of distributions:
Investor Class	-	143	16
Institutional Class	-	105,487	3,047
Cost of shares redeemed:
Investor Class	(16,512)	(25,806)	(405)
Institutional Class	(8,147,989)	(6,061,766)	(1,887,646)
Net increase (decrease) in net assets from capital transactions	(6,218,223)	384,000	17,190,227
Total increase (decrease) in net assets	(5,293,732)	(775,725)	13,610,275
Net Assets:
Beginning of period	16,077,628	16,853,353	3,243,078
End of period	$10,783,896	$16,077,628	$16,853,353
Capital Share Transactions:
Shares sold:
Investor Class	43	47	3,119
Institutional Class	165,924	540,336	1,306,519
Shares reinvested:
Investor Class	-	12	1
Institutional Class	-	9,141	197
Shares redeemed:
Investor Class	(1,420)	(2,367)	(27)
Institutional Class	(686,778)	(528,223)	(143,658)
Total increase (decrease) in capital share transactions	(522,231)	18,946	1,166,151

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

69

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$108,797	$(22,852)	$(83,539)
Net realized gain (loss) on investments and foreign currency transactions	(401,365)	(7,208,216)	(1,407,744)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,184,715	4,687,487	(5,595,218)
Net increase (decrease) in net assets resulting from operations	3,892,147	(2,543,581)	(7,086,501)
Distributions to Shareholders:
Investor Class	-	-	(89)
Institutional Class	-	-	(18,947)
Total distributions to shareholders	-	-	(19,036)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	81,550	80,250	202,021
Institutional Class	14,193,472	21,883,721	30,809,705
Reinvestment of distributions:
Investor Class	-	-	89
Institutional Class	-	-	18,947
Cost of shares redeemed:
Investor Class	(32,587)	(75,015)	(71,875)
Institutional Class	(3,847,091)	(16,112,711)	(3,500,177)
Net increase (decrease) in net assets from capital transactions	10,395,344	5,776,245	27,458,710
Total increase (decrease) in net assets	14,287,491	3,232,664	20,353,173
Net Assets:
Beginning of period	24,362,836	21,130,172	776,999
End of period	$38,650,327	$24,362,836	$21,130,172
Capital Share Transactions:
Shares sold:
Investor Class	9,732	10,409	17,139
Institutional Class	1,660,266	2,895,718	2,817,914
Shares reinvested:
Investor Class	-	-	7
Institutional Class	-	-	1,606
Shares redeemed:
Investor Class	(3,923)	(10,088)	(7,042)
Institutional Class	(451,580)	(2,246,732)	(370,520)
Total increase (decrease) in capital share transactions	1,214,495	649,307	2,459,104

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

70

WCM Mid Cap Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period July 28, 2022* through December 31, 2022^
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(234)	$(103)
Net realized gain (loss) on investments	4,140	(1,293)
Net change in unrealized appreciation (depreciation) on investments	120,149	(17,667)
Net increase (decrease) in net assets resulting from operations	124,055	(19,063)

Distributions to Shareholders:
Institutional Class	-	(470)

Total distributions to shareholders	-	(470)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	263	10,000
Institutional Class	106,800	589,506
Reinvestment of distributions:
Institutional Class	-	471
Net increase (decrease) in net assets from capital transactions	107,063	599,977

Total increase (decrease) in net assets	231,118	580,444
Net Assets:
Beginning of period	580,444	-
End of period	$811,562	$580,444
Capital Share Transactions:
Shares sold:
Investor Class	27	1,000
Institutional Class	10,908	61,549
Shares reinvested:
Institutional Class	-	50
Total increase (decrease) in capital share transactions	10,935	62,599

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

71

WCM Focused Emerging Markets Ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period December 29, 2022* through December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,966	$(51)
Net realized gain (loss) on investments and foreign currency transactions	7,993	(1)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	73,749	(4,567)
Net increase (decrease) in net assets resulting from operations	83,708	(4,619)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	10,000
Institutional Class	1,201	490,000
Net increase (decrease) in net assets from capital transactions	1,201	500,000

Total increase (decrease) in net assets	84,909	495,381
Net Assets:
Beginning of period	495,381	-
End of period	$580,290	$495,381
Capital Share Transactions:
Shares sold:
Investor Class	-	1,000
Institutional Class	113	49,000
Total increase (decrease) in capital share transactions	113	50,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

72

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.44	$20.43	$26.00	$17.10	$16.51	$15.87	$13.84
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.04)	(0.18)	(0.14)	-	0.03	0.03
Net realized and unrealized gain (loss)	2.77	(0.93)	(4.12)	9.39	0.60	1.15	2.04
Total from investment operations	2.79	(0.97)	(4.30)	9.25	0.60	1.18	2.07
Less Distributions:
From net investment income	-	-	-	(0.01)	(0.01)	(0.01)	(0.04)
From net realized gain	-	(0.02)	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	-	(0.02)	(1.27)	(0.35)	(0.01)	(0.54)	(0.04)
Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$22.23	$19.44	$20.43	$26.00	$17.10	$16.51	$15.87
Total return[3]	14.35%[4]	(4.75)%[4]	(17.75)%	54.28%	3.64%	7.99%	14.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$775,401	$695,036	$1,106,334	$1,537,934	$271,693	$200,100	$162,025
Ratio of expenses to average net assets (including tax reclaim expense):5	1.31%[6]	1.29%[6]	1.31%	1.30%	1.26%	1.24%	1.30%
Ratio of net investment income (loss) to average net assets	0.23%[6]	(0.34)%[6]	(0.68)%	(0.62)%	(0.01)%	0.17%	0.21%
Portfolio turnover rate	12%[4]	17%[4]	23%	25%	20%	21%	26%

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the six months ended June 30, 2023.

[6]	Annualized.

See accompanying Notes to Financial Statements.

73

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.66	$20.64	$26.18	$17.17	$16.58	$15.94	$13.89
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.01)	(0.11)	(0.08)	0.04	0.06	0.07
Net realized and unrealized gain (loss)	2.81	(0.95)	(4.16)	9.44	0.59	1.16	2.05
Total from investment operations	2.86	(0.96)	(4.27)	9.36	0.63	1.22	2.12
Less Distributions:
From net investment income	-	-	-	(0.01)	(0.04)	(0.05)	(0.07)
From net realized gain	-	(0.02)	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	-	(0.02)	(1.27)	(0.35)	(0.04)	(0.58)	(0.07)
Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$22.52	$19.66	$20.64	$26.18	$17.17	$16.58	$15.94
Total return[3]	14.55%[4]	(4.65)%[4]	(17.51)%	54.73%	3.79%	8.25%	15.30%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,018,732	$15,390,849	$19,083,250	$22,891,438	$12,088,860	$7,420,808	$5,576,795
Ratio of expenses to average net assets (including tax reclaim expense):[5]	1.06%[6]	1.04%[6]	1.06%	1.05%	1.04%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	0.48%[6]	(0.09)%[6]	(0.43)%	(0.37)%	0.21%	0.38%	0.46%
Portfolio turnover rate	12%[4]	17%[4]	23%	25%	20%	21%	26%

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the six months ended June 30, 2023.

[6]	Annualized.

See accompanying Notes to Financial Statements.

74

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.73	$14.00	$19.89	$12.71	$12.91	$12.43	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.01	(0.11)	(0.19)	(0.05)	0.14	0.13
Net realized and unrealized gain (loss)	0.20	(1.24)	(4.96)	7.54	(0.10)	0.42	2.11
Net increase from payments by affiliates	-	-	-	-	-	- [2]	-
Total from investment operations	0.24	(1.23)	(5.07)	7.35	(0.15)	0.56	2.24

Less Distributions:
From net investment income	-	(0.04)	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	-	-	(0.82)	(0.17)	(0.02)	-	-
Total distributions	-	(0.04)	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$12.97	$12.73	$14.00	$19.89	$12.71	$12.91	$12.43

Total return[3]	1.89%[4]	(8.78)%[4]	(26.54)%	57.93%	(1.17)%	4.64%[5]	21.87%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$118,773	$125,641	$141,593	$55,369	$26,583	$6,540	$8,950
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%[6]	1.62%[6]	1.59%	1.53%	1.69%	2.05%	2.26%
After fees waived and expenses absorbed	1.50%[6]	1.50%[6]	1.50%	1.50%	1.49%[7]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.53%[6]	0.00%[6]	(0.71)%	(1.07)%	(0.59)%	(0.88)%	(1.17)%
After fees waived and expenses absorbed	0.56%[6]	0.12%[6]	(0.62)%	(1.04)%	(0.39)%	1.17%	1.09%
Portfolio turnover rate	32%[4]	18%[4]	39%	35%	23%	48%	47%

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.

[6]	Annualized.

[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

75

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.88	$14.16	$20.06	$12.78	$12.96	$12.47	$10.32
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.03	(0.07)	(0.15)	(0.02)	0.14	0.13
Net realized and unrealized gain (loss)	0.21	(1.25)	(5.01)	7.60	(0.11)	0.43	2.11
Net increase from payments by affiliates	-	-	-	-	-	- [2]	-
Total from investment operations	0.26	(1.22)	(5.08)	7.45	(0.13)	0.57	2.24

Less Distributions:
From net investment income	-	(0.06)	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	-	-	(0.82)	(0.17)	(0.02)	-	-
Total distributions	-	(0.06)	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]	-

Net asset value, end of period	$13.14	$12.88	$14.16	$20.06	$12.78	$12.96	$12.47

Total return[3]	2.02%[4]	(8.62)%[4]	(26.36)%	58.39%	(1.01)%	4.70%[5]	21.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,373,739	$1,309,276	$1,717,091	$2,116,203	$315,868	$50,850	$22,251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[6]	1.37%[6]	1.34%	1.28%	1.45%	1.80%	2.01%
After fees waived and expenses absorbed	1.25%[6]	1.25%[6]	1.25%	1.25%	1.25%[7]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.78%[6]	0.25%[6]	(0.46)%	(0.82)%	(0.35)%	(0.63)%	(0.92)%
After fees waived and expenses absorbed	0.81%[6]	0.37%[6]	(0.37)%	(0.79)%	(0.15)%	1.17%	1.09%
Portfolio turnover rate	32%[4]	18%[4]	39%	35%	23%	48%	47%

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.

[6]	Annualized.

[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

76

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.88	$18.93	$25.28	$17.39	$16.68	$14.96	$13.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	(0.19)	(0.15)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	2.87	(1.41)	(3.52)	8.87	1.08	2.21	2.22
Total from investment operations	2.84	(1.45)	(3.71)	8.72	1.03	2.13	2.18

Less Distributions:
From net investment income	-	-	-	-	-	-	(0.04)
From net realized gain	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]

Net asset value, end of period	$19.72	$16.88	$18.93	$25.28	$17.39	$16.68	$14.96

Total return[3]	16.82%[4]	(7.71)%[4]	(17.30)%	50.55%	6.15%	14.59%	16.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,478	$12,943	$16,396	$21,378	$8,865	$4,541	$3,540

Ratio of expenses to average net assets (includes tax reclaim expense):
Before fees waived and expenses absorbed5	1.41%[6]	1.44%[6]	1.40%	1.44%	1.50%	1.73%	2.29%
After fees waived and expenses absorbed [5]	1.30%[6]	1.30%[6]	1.30%	1.30%	1.28%[7]	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.49)%[6]	(0.51)%[6]	(0.88)%	(0.80)%	(0.52)%	(0.83)%	(1.13)%
After fees waived and expenses absorbed	(0.38)%[6]	(0.37)%[6]	(0.78)%	(0.66)%	(0.30)%	(0.50)%	(0.24)%
Portfolio turnover rate	18%[4]	36%[4]	44%	56%	37%	48%	38%

^	Fiscal year end changed to December 31, effective December 14, 2022.

1	Calculated based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.

5	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the six months ended June 30, 2023.

6	Annualized.

7	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

77

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020		2019	2018
Net asset value, beginning of period	$17.28	$19.33	$25.70	$17.63	$16.87		$15.06	$13.05
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.01)	(0.13)	(0.09)	(0.01)		(0.04)	- [2]
Net realized and unrealized gain (loss)	2.94	(1.44)	(3.60)	8.99	1.09		2.25	2.23
Total from investment operations	2.93	(1.45)	(3.73)	8.90	1.08		2.21	2.23

Less Distributions:
From net investment income	-	-	-	-	-		-	(0.04)
From net realized gain	-	(0.60)	(2.64)	(0.83)	(0.32)		(0.41)	(0.18)
Total distributions	-	(0.60)	(2.64)	(0.83)	(0.32)		(0.41)	(0.22)

Redemption fee proceeds[1]	-	-	-	-	-		0.01	- [2]

Net asset value, end of period	$20.21	$17.28	$19.33	$25.70	$17.63		$16.87	$15.06

Total return[3]	16.96%[4]	(7.55)%[4]	(17.09)%	50.89%	6.38%		15.09%	17.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$312,052	$277,438	$438,016	$468,073	$245,101		$93,974	$32,124

Ratio of expenses to average net assets (includes tax reclaim expense):
Before fees waived and expenses absorbed[5]	1.16%[6]	1.19%[6]	1.15%	1.19%	1.27%		1.48%	2.04%
After fees waived and expenses absorbed[5]	1.05%[6]	1.05%[6]	1.05%	1.05%	1.05	%7	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.24)%[6]	(0.26)%[6]	(0.63)%	(0.55)%	(0.29)%		(0.58)%	(0.88)%
After fees waived and expenses absorbed	(0.13)%[6]	(0.12)%[6]	(0.53)%	(0.41)%	(0.07)%		(0.25)%	0.01%
Portfolio turnover rate	18%[4]	36%[4]	44%	56%	37%		48%	38%

^	Fiscal year end changed to December 31, effective December 14, 2022.

1	Calculated based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.

5	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the six months ended June 30, 2023.

6	Annualized.

7	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

78

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,
	2023 (Unaudited)	December 31, 2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.49	$20.22	$28.63	$16.80	$15.57	$14.79	$11.58
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.02)	(0.18)	(0.19)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	2.01	(3.71)	(5.30)	12.76	1.33	1.37	3.41
Net increase from payments by affiliates	-	-	-	- [2]	-	-	-
Total from investment operations	2.06	(3.73)	(5.48)	12.57	1.23	1.28	3.36

Less Distributions:
From net realized gain	-	-	(2.93)	(0.74)	-	(0.50)	(0.15)
Total distributions	-	-	(2.93)	(0.74)	-	(0.50)	(0.15)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]

Net asset value, end of period	$18.55	$16.49	$20.22	$28.63	$16.80	$15.57	$14.79

Total return[3]	12.49%[4]	(18.45)%[4]	(22.04)%	75.46%[5]	7.90%	9.29%	29.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$326,737	$293,250	$533,268	$768,496	$86,504	$11,922	$2,705

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%[6]	1.48%[6]	1.34%	1.34%	1.79%	4.34%	11.35%
After fees waived and expenses absorbed	1.25%[6]	1.25%[6]	1.25%	1.25%	1.25%[7]	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.42%[6]	(0.44)%[6]	(0.73)%	(0.84)%	(1.17)%	(3.55)%	(10.33)%
After fees waived and expenses absorbed	0.56%[6]	(0.21)%[6]	(0.64)%	(0.75)%	(0.63)%	(0.61)%	(0.38)%
Portfolio turnover rate	42%[4]	56%[4]	87%	82%	67%	81%	58%

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.

[6]	Annualized.

[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

79

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period October 30, 2019* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$10.55	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.06)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	1.40	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	1.36	(0.43)	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	(0.02)	(1.27)	(0.15)	-

Net asset value, end of period	$11.91	$10.55	$11.00	$15.71	$9.27

Total return[2]	12.89%[3]	(3.92)%[3]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99	$94	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.15%[4]	2.19%[4]	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.24%[4]	1.30%[4,5]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.66)%[4]	(1.74)%[4]	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(0.75)%[4]	(0.85)%[4]	(1.13)%	(1.25)%	(1.09)%[4]
Portfolio turnover rate	18%[3]	45%[3]	57%	51%	51%[3]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

80

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period October 30, 2019* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$10.64	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	1.41	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	1.38	(0.41)	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	(0.02)	(1.27)	(0.15)	-

Net asset value, end of period	$12.02	$10.64	$11.07	$15.77	$9.28

Total return[2]	12.97%[3]	(3.72)%[3]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,804	$32,916	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.90%[4]	1.94%[4]	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	0.99%[4]	1.05%[4,5]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.41)%[4]	(1.49)%[4]	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.50)%[4]	(0.60)%[4]	(0.88)%	(1.00)%	(0.83)%[4]
Portfolio turnover rate	18%[3]	45%[3]	57%	51%	51%[3]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

81

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period October 30, 2019* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$9.84	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.04)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.83	(0.24)	(0.97)	4.47	(2.27)
Total from investment operations	1.81	(0.28)	(1.05)	4.40	(2.29)
Less Distributions:
From net realized gain	-	(0.18)	(0.76)	-	-
Total distributions	-	(0.18)	(0.76)	-	-

Net asset value, end of period	$11.65	$9.84	$10.30	$12.11	$7.71

Total return[2]	18.39%[3]	(2.71)%[3]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$251	$196	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.47%[4]	1.64%[4]	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.10%[4]	1.23%[4,5]	1.25%	1.25%[6]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.74)%[4]	(0.98)%[4]	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.37)%[4]	(0.57)%[4]	(0.74)%	(0.71)%	(0.52)%[4]
Portfolio turnover rate	6%[3]	53%[3]	32%	32%	5%[3]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.

[6]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

82

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,			For the Period October 30, 2019* through
	2023 (Unaudited)	December 31, 2022^	2022	2021		April 30, 2020
Net asset value, beginning of period	$9.94	$10.38	$12.17	$7.73		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.02)	(0.06)	(0.05)		(0.01)
Net realized and unrealized gain (loss)	1.85	(0.24)	(0.97)	4.49		(2.26)
Total from investment operations	1.84	(0.26)	(1.03)	4.44		(2.27)

Less Distributions:
From net realized gain	-	(0.18)	(0.76)	-		-
Total distributions	-	(0.18)	(0.76)	-		-

Net asset value, end of period	$11.78	$9.94	$10.38	$12.17		$7.73

Total return[2]	18.51%[3]	(2.50)%[3]	(9.08)%	57.44%		(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$136,980	$117,974	$99,042	$99,267		$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.22%[4]	1.39%[4]	1.52%	1.72%		15.24%[4]
After fees waived and expenses absorbed	0.85%[4]	0.98%[4,5]	1.00%	1.00	%6	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.49)%[4]	(0.73)%[4]	(1.01)%	(1.18)%		(14.26)%[4]
After fees waived and expenses absorbed	(0.12)%[4]	(0.32)%[4]	(0.49)%	(0.46)%		(0.27)%[4]
Portfolio turnover rate	6%[3]	53%[3]	32%	32%		5%[3]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.

[6]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

83

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period March 31, 2020* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$11.22	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.02	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(1.11)	0.03	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	-	- [2]	-
Total from investment operations	(1.04)	0.05	(5.55)	7.78	0.65

Less Distributions:
From net investment income	-	(0.02)	-	-	-
From net realized gain	-	-	(1.31)	(0.38)	-
Total distributions	-	(0.02)	(1.31)	(0.38)	-

Net asset value, end of period	$10.18	$11.22	$11.19	$18.05	$10.65

Total return[3]	(9.27)%[4]	0.42%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126	$157	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.60%[6]	4.52%[6]	3.92%	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%[6]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.91)%[6]	(2.70)%[6]	(3.09)%	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	1.19%[6]	0.32%[6]	(0.67)%	(1.01)%	(1.16)%[6]
Portfolio turnover rate	26%[4]	26%[4]	56%	57%	-%[4]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.

[6]	Annualized.

See accompanying Notes to Financial Statements.

84

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period March 31, 2020* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$11.28	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.04	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(1.11)	0.02	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	-	- [2]	-
Total from investment operations	(1.03)	0.06	(5.54)	7.83	0.65

Less Distributions:
From net investment income	-	(0.03)	-	-	-
From net realized gain	-	-	(1.31)	(0.38)	-
Total distributions	-	(0.03)	(1.31)	(0.38)	-

Net asset value, end of period	$10.25	$11.28	$11.25	$18.10	$10.65

Total return[3]	(9.13)%[4]	0.57%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,164	$6,849	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.35%[6]	4.27%[6]	3.67%	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%[6]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.66)%[6]	(2.45)%[6]	(2.84)%	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	1.44%[6]	0.57%[6]	(0.42)%	(0.76)%	(0.89)%[6]
Portfolio turnover rate	26%[4]	26%[4]	56%	57%	-%[4]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.

[6]	Annualized.

See accompanying Notes to Financial Statements.

85

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period March 31, 2020* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$12.12	$12.83	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.07	0.02	(0.03)	0.03
Net realized and unrealized gain (loss)	0.52	(0.64)	(1.83)	4.59	0.96
Total from investment operations	0.62	(0.57)	(1.81)	4.56	0.99

Less Distributions:
From net investment income	-	(0.14)	-	(0.03)	-
From net realized gain	-	-	(0.47)	(0.41)	-
Total distributions	-	(0.14)	(0.47)	(0.44)	-

Net asset value, end of period	$12.74	$12.12	$12.83	$15.11	$10.99

Total return[2]	5.12%[3]	(4.42)%[3]	(12.24)%	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$412	$321	$35	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.45%[4]	14.00%[4]	13.25%	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.34)%[4]	(11.57)%[4]	(11.60)%	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	1.61%[4]	0.93%[4]	0.15%	(0.24)%	3.25%[4]
Portfolio turnover rate	21%[3]	30%[3]	67%	41%	6%[3]

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

86

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period March 31, 2020* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$12.18	$12.88	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.09	0.06	-	0.03
Net realized and unrealized gain (loss)	0.51	(0.63)	(1.85)	4.60	0.96
Total from investment operations	0.63	(0.54)	(1.79)	4.60	0.99

Less Distributions:
From net investment income	-	(0.16)	(0.01)	(0.03)	-
From net realized gain	-	-	(0.47)	(0.41)	-
Total distributions	-	(0.16)	(0.48)	(0.44)	-

Net asset value, end of period	$12.81	$12.18	$12.88	$15.15	$10.99

Total return[2]	5.17%[3]	(4.22)%[3]	(12.06)%	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,008	$1,896	$2,767	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.20%[4]	13.75%[4]	13.00%	31.88%	70.89%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.09)%[4]	(11.32)%[4]	(11.35)%	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	1.86%[4]	1.18%[4]	0.40%	0.01%	3.56%[4]
Portfolio turnover rate	21%[3]	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

87

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period March 31, 2020* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$13.20	$13.62	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.09	(0.02)	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	1.22	(0.40)	(0.90)	4.22	0.91
Total from investment operations	1.31	(0.42)	(0.86)	4.20	0.92

Less Distributions:
From net investment income	-	- [2]	(0.01)	-	-
From net realized gain	-	- [2]	(0.41)	(0.22)	-
Total distributions	-	-	(0.42)	(0.22)	-

Net asset value, end of period	$14.51	$13.20	$13.62	$14.90	$10.92

Total return[3]	9.92%[4]	(3.07)%[4]	(6.04)%	38.49%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$537	$323	$23	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%[5]	2.98%[5]	7.92%	29.79%	69.30%[5]
After fees waived and expenses absorbed	1.35%[5]	1.50%[5,6]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.01%[5]	(1.69)%[5]	(6.17)%	(28.46)%	(66.82)%[5]
After fees waived and expenses absorbed	1.36%[5]	(0.21)%[5]	0.25%	(0.17)%	0.98%[5]
Portfolio turnover rate	13%[4]	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.35%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

88

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended April 30,		For the Period March 31, 2020* through
	2023 (Unaudited)	December 31, 2022^	2022	2021	April 30, 2020
Net asset value, beginning of period	$13.26	$13.66	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.11	-	0.07	0.01	0.01
Net realized and unrealized gain (loss)	1.23	(0.40)	(0.89)	4.23	0.91
Total from investment operations	1.34	(0.40)	(0.82)	4.24	0.92

Less Distributions:
From net investment income	-	- [2]	(0.03)	(0.02)	-
From net realized gain	-	- [2]	(0.41)	(0.22)	-
Total distributions	-	-	(0.44)	(0.24)	-

Net asset value, end of period	$14.60	$13.26	$13.66	$14.92	$10.92

Total return[3]	10.11%[4]	(2.90)%[4]	(5.74)%	38.83%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,787	$59,425	$4,731	$2,751	$596
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%[5]	2.73%[5]	7.67%	29.54%	69.05%[5]
After fees waived and expenses absorbed	1.10%[5]	1.25%[5,6]	1.25%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.26%[5]	(1.44)%[5]	(5.92)%	(28.21)%	(66.62)%[5]
After fees waived and expenses absorbed	1.61%[5]	0.04%[5]	0.50%	0.08%	1.18%[5]
Portfolio turnover rate	13%[4]	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

89

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended	For the Period June 29, 2020* through
	2023 (Unaudited)	December 31, 2022^	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.05	-2	(0.03)
Net realized and unrealized gain (loss)	0.67	(0.70)	(2.18)	4.25
Total from investment operations	0.71	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	-	(0.04)	-	-
From net realized gain	-	-	-2	-
Total distributions	-	(0.04)	-2	-

Net asset value, end of period	$12.06	$11.35	$12.04	$14.22

Total return[3]	6.26%[4]	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.26%[5]	2.88%[5]	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.15)%[5]	(0.76)%[5]	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	0.61%[5]	0.62%[5]	0.00%	(0.31)%[5]
Portfolio turnover rate	18%[4]	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

90

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended	For the Period June 29, 2020* through
	2023 (Unaudited)	December 31, 2022^	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	0.68	(0.71)	(2.19)	4.25
Total from investment operations	0.73	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	-	(0.07)	- [2]	-
From net realized gain	-	-	- [2]	-
Total distributions	-	(0.07)	- [2]	-

Net asset value, end of period	$12.11	$11.38	$12.09	$14.24

Total return[3]	6.41%[4]	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,750	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.01%[5]	2.63%[5]	4.11%	18.10%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.90)%[5]	(0.51)%[5]	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	0.86%[5]	0.87%[5]	0.25%	(0.06)%[5]
Portfolio turnover rate	18%[4]	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

91

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended	For the Period March 30, 2021* through
	2023 (Unaudited)	December 31, 2022^	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	1.10	(0.69)	(2.40)	0.85
Total from investment operations	1.12	(0.71)	(2.51)	0.85

Less Distributions:
From net realized gain	-	-	(0.01)	-
Total distributions	-	-	(0.01)	-

Net asset value, end of period	$8.74	$7.62	$8.33	$10.85

Total return[3]	14.70%[4]	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$151	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.31%[5]	2.84%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.35)%[5]	(1.72)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	0.46%[5]	(0.38)%[5]	(1.07)%	0.03%[5]
Portfolio turnover rate	29%[4]	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

92

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period May 1, 2022 through	For the Year Ended	For the Period March 30, 2021* through
	2023 (Unaudited)	December 31, 2022^	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	1.11	(0.68)	(2.41)	0.86
Total from investment operations	1.14	(0.69)	(2.50)	0.86

Less Distributions:
From net realized gain	-	-	(0.01)	-
Total distributions	-	-	(0.01)	-

Net asset value, end of period	$8.80	$7.66	$8.35	$10.86

Total return[3]	14.88%[4]	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,500	$24,276	$21,038	$766
Ratio of expenses to average net assets:

Before fees waived and expenses absorbed	2.06%[5]	2.59%[5]	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.10)%[5]	(1.47)%[5]	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	0.71%[5]	(0.13)%[5]	(0.82)%	0.28%[5]
Portfolio turnover rate	29%[4]	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

93

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period July 28, 2022* through
	2023 (Unaudited)	December 31, 2022^
Net asset value, beginning of period	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.77	(0.72)
Total from investment operations	1.75	(0.73)
Net asset value, end of period	$11.02	$9.27

Total return[2]	18.88%[3]	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	37.20%[4]	56.33%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.26)%[4]	(55.37)%[4]
After fees waived and expenses absorbed	(0.31)%[4]	(0.29)%[4]
Portfolio turnover rate	7%[3]	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

94

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period July 28, 2022* through
	2023 (Unaudited)	December 31, 2022^
Net asset value, beginning of period	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	- [2]
Net realized and unrealized gain (loss)	1.77	(0.72)
Total from investment operations	1.77	(0.72)

Less Distributions:
From net investment income	-	(0.01)
Total distributions	-	(0.01)

Net asset value, end of period	$11.04	$9.27

Total return[3]	19.09%[4]	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$800	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	36.95%[5]	56.08%[5]
After fees waived and expenses absorbed	1.00%[5]	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.01)%[5]	(55.12)%[5]
After fees waived and expenses absorbed	(0.06)%[5]	(0.04)%[5]
Portfolio turnover rate	7%[4]	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

95

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period December 29, 2022* through
	2023 (Unaudited)	December 31, 2022
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	-
Net realized and unrealized gain (loss)	1.63	(0.09)
Total from investment operations	1.66	(0.09)
Net asset value, end of period	$11.57	$9.91

Total return[2]	16.75%[3]	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	50.47%[4]	416.99%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(48.48)%[4]	(416.99)%[4]
After fees waived and expenses absorbed	0.49%[4]	(1.50)%[4]
Portfolio turnover rate	29%[3]	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

96

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period December 29, 2022* through
	2023 (Unaudited)	December 31, 2022
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	-
Net realized and unrealized gain (loss)	1.63	(0.09)
Total from investment operations	1.67	(0.09)

Net asset value, end of period	$11.58	$9.91

Total return[2]	16.85%[3]	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$569	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	50.22%[4]	416.74%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(48.23)%[4]	(416.74)%[4]
After fees waived and expenses absorbed	0.74%[4]	(1.25)%[4]
Portfolio turnover rate	29%[3]	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

97

WCM Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Developing World Equity Fund (”Developing World Equity” or “Developing World Equity Fund”), WCM International Equity Fund (”International Equity” or “International Equity Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”) and WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund and Emerging Markets ex China Fund are diversified Funds. The China Quality Growth Fund and Developing World Equity Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Developing World Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular

Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

98

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when each Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

99

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The Mid Cap Quality Value Fund incurred offering costs of approximately $11,826, which are being amortized over a one-year period from July 28, 2022 (commencement of operations).

The Emerging Markets ex China Fund incurred offering costs of approximately $9,793, which are being amortized over a one-year period from December 29, 2022 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

100

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

101

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, and International Opportunities Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Small Cap Growth Fund, SMID Quality Value Fund, Mid Cap Quality Value Fund and Emerging Markets ex China Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2024 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund, per prospectus, April 30, 2033 for the remaining funds for the Mid Cap Quality Value Fund, and for the Small Cap Growth Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Emerging Markets ex China Fund and for SMID Quality Value Fund and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Investor Class†	Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund*	0.99%	1.24%	0.99%
SMID Quality Value Fund**	0.85%	1.10%	0.85%
China Quality Growth Fund	1.00%	1.50%	1.25%
Developing World Equity Fund	1.00%	1.50%	1.25%
International Equity Fund***	0.85%	1.35%	1.10%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
Mid Cap Quality Value Fund	0.85%	1.25%	1.00%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%

102

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective July 1, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.99% as well as reduce the expense caps from 1.50% and 1.25% to 1.24% and 0.99% for the Investor Class and Institutional Class shares, respectively.
**	Effective November 30, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.85% as well as reduce the expense caps from 1.25% and 1.00% to 1.10% and 0.85% for the Investor Class and Institutional Class shares, respectively.
***	Effective December 31, 2022, the Advisor agreed to reduce the expense caps from 1.50% and 1.25% to 1.35% and 1.10% for the Investor Class and Institutional Class shares, respectively.

The table below contains the advisory fees waived and absorbed other expenses for the six months ended June 30, 2023:

Emerging Markets Fund	194,284
Global Growth Fund	161,787
International Small Cap Growth Fund	216,737
Small Cap Growth Fund	158,151
SMID Quality Value Fund	238,836
China Quality Growth Fund	112,703
Developing World Equity Fund	144,512
International Equity Fund	115,759
International Value Fund	107,897
International Opportunities Fund	125,083
Mid Cap Quality Value Fund	131,706
Emerging Markets ex China Fund	130,032

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets, Global Growth and International Small Cap Growth. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment with respect to the Small Cap Growth, SMID Quality Value, China Quality Growth, Developing World Equity, International Equity, International Value, International Opportunities, Mid Cap Quality Value and Emerging Markets ex China Funds. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

103

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The Advisor may recapture all or a portion of these amounts no later than the dates stated below. The total is the amount of these potentially recoverable expenses as of June 30, 2023.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
4/30/2024	$376,409	$560,831	$325,930
4/30/2025	2,194,968	512,187	753,667
12/31/2025	1,199,965	330,902	579,715
12/31/2026	194,284	161,787	216,737
Total	$3,965,626	$1,565,707	$1,876,049

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
4/30/2024	$254,994	$421,601	$322,890
4/30/2025	188,353	533,195	349,581
12/31/2025	210,046	276,881	193,141
12/31/2026	158,151	238,836	112,703
Total	$811,544	$1,470,513	$978,315

	Developing World Equity Fund	International Equity Fund	International Value Fund
4/30/2024	$296,104	$287,224	$227,076
4/30/2025	295,536	252,723	261,051
12/31/2025	208,876	172,226	162,492
12/31/2026	144,512	115,759	107,897
Total	$945,028	$827,932	$758,516

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
4/30/2024	$33,627	$-	$-
4/30/2025	374,446	-	-
12/31/2025	234,885	111,044	16,970
12/31/2026	125,083	131,706	130,032
Total	$768,041	$242,750	$147,002

The Advisor reimbursed the China Quality Growth Fund $1,692 for losses from a trade error during the period ended April 30, 2021. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.10% impact to the total return.

The Advisor reimbursed the International Small Cap Growth Fund $2,951 for losses from a trade error during the year ended April 30, 2021. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

104

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2023, are reported on the Statements of Operations.

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2023, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$13,023,167,017	$1,653,962,989	$293,980,838

Gross unrealized appreciation	$5,372,223,286	$144,720,263	$51,804,764
Gross unrealized depreciation	(572,374,510)	(303,588,327)	(20,052,152)
Net unrealized appreciation (depreciation) on investments	$4,799,848,776	$(158,868,064)	$31,752,612

105

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Cost of investments	$343,971,494	$32,509,086	$111,802,332

Gross unrealized appreciation	$39,769,313	$6,780,738	$29,934,974
Gross unrealized depreciation	(57,699,863)	(4,237,202)	(7,523,653)
Net unrealized appreciation (depreciation) on investments	$(17,930,550)	$2,543,536	$22,411,321

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Cost of investments	$7,446,241	$2,343,814	$68,961,993

Gross unrealized appreciation	$339,893	$269,088	$8,938,320
Gross unrealized depreciation	(1,523,159)	(224,808)	(1,674,850)
Net unrealized appreciation (depreciation) on investments	$(1,183,266)	$44,280	$7,263,470

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$11,580,635	$37,243,515	$714,736

Gross unrealized appreciation	$948,599	$4,630,565	$118,990
Gross unrealized depreciation	(1,759,734)	(3,064,549)	(16,508)
Net unrealized appreciation (depreciation) on investments	$(811,135)	$1,566,016	$102,482

106

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Emerging Markets ex China Fund
Cost of investments	$525,006

Gross unrealized appreciation	$82,405
Gross unrealized depreciation	(13,227)
Net unrealized appreciation (depreciation) on investments	$69,178

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	-
Accumulated capital and other losses	(268,462,293)	(359,262,621)	(18,018,920)
Unrealized appreciation (depreciation) on foreign currency	27,244	34,306	(3,166)
Unrealized appreciation (depreciation) on investments	2,587,376,516	(258,391,481)	(15,676,640)
Deferred compensation	(107,986)	(13,951)	(8,627)
Total accumulated earnings	$2,318,833,481	$(617,633,747)	$(33,707,353)
107

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	1,133,719
Tax accumulated earnings	-	-	1,133,719
Accumulated capital and other losses	(114,417,910)	(2,620,530)	-
Unrealized appreciation (depreciation) on foreign currency	106	-	-
Unrealized appreciation (depreciation) on investments	(69,364,769)	(2,850,210)	2,809,892
Deferred compensation	(9,008)	(3,528)	(3,784)
Unrealized Non-U.S. Taxes	(4,681)	-	-
Total accumulated earnings	$(183,796,262)	$(5,474,268)	$3,939,827

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Undistributed ordinary income	$4,826	$-	$2,403
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	4,826	-	2,403
Accumulated capital and other losses	(3,285,397)	(161,475)	(61,517)
Unrealized appreciation (depreciation) on foreign currency	17	24	113
Unrealized appreciation (depreciation) on investments	(932,288)	(114,151)	2,843,249
Deferred compensation	(2,638)	(2,604)	(2,616)
Unrealized Non-U.S. Taxes	-	-	-
Total accumulated earnings	$(4,215,480)	$(278,206)	$2,781,632

108

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$20,036	$-	$405
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	20,036	-	405
Accumulated capital and other losses	(1,786,951)	(6,915,879)	(1,293)
Unrealized appreciation (depreciation) on foreign currency	57	(86)	-
Unrealized appreciation (depreciation) on investments	(2,512,681)	(2,618,088)	(17,667)
Deferred compensation	(2,428)	(2,054)	(587)
Total accumulated earnings	$(4,281,967)	$(9,536,107)	$(19,142)

Emerging Markets ex China Fund
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on foreign currency	(203)
Unrealized appreciation (depreciation) on investments	(4,364)
Deferred compensation	-
Total accumulated earnings	$(4,567)

The tax character of the distributions paid during the periods ended December 31, 2022, April 30, 2022 and April 30, 2021, for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$-	$12,092,088
Net long-term capital gains	17,200,917	1,280,983,868	288,803,428
Total distributions paid	$17,200,917	$1,280,983,868	$300,895,516

109

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	Emerging Markets Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$6,540,239	$67,237,247	$1,183,044
Net long-term capital gains	-	35,625,081	9,619,505
Total distributions paid	$6,540,239	$102,862,328	$10,802,549

	Global Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$6,694,647	$-
Net long-term capital gains	10,654,629	48,945,689	15,435,711
Total distributions paid	$10,654,629	$55,640,336	$15,435,711

	International Small Cap Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$24,827,933	$5,789,942
Net long-term capital gains	-	61,120,694	5,740,011
Total distributions paid	$-	$85,948,627	$11,529,953

	Small Cap Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$1,546,154	$409,672
Net long-term capital gains	59,794	3,105,784	-
Total distributions paid	$59,794	$4,651,938	$409,672

	SMID Quality Value Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$202,517	$3,645,341	$-
Net long-term capital gains	1,779,776	3,099,062	-
Total distributions paid	$1,982,293	$6,744,403	$-

	China Quality Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$21,212	$906,564	$173,185
Net long-term capital gains	-	341,817	-
Total distributions paid	$21,212	$1,248,381	$173,185

110

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	Developing World Equity Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$24,934	$50,590	$33,162
Net long-term capital gains	-	46,248	-
Total distributions paid	$24,934	$96,838	$33,162

	International Equity Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$12,735	$29,788	$17,696
Net long-term capital gains	4,666	88,481	-
Total distributions paid	$17,401	$118,269	$17,696

	International Value Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$105,728	$3,064	$-
Net long-term capital gains	-	-	-
Total distributions paid	$105,728	$3,604	$-

	International Opportunities Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$19,036	$-
Net long-term capital gains	-	-	-
Total distributions paid	$-	$19,036	$-

	Mid Cap Quality Value Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$470	$-	$-
Net long-term capital gains	-	-	-
Total distributions paid	$470	$-	$-

111

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

At December 31, 2022, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss	Long-term Capital Loss
	Carryforward	Carryforward
International Growth Fund	$154,238,051	$114,224,242
Emerging Markets Fund	85,224,285	274,038,336
Global Growth Fund	18,018,920	-
International Small Cap Growth Fund	71,519,968	42,897,942
Small Cap Growth Fund	714,305	1,906,225
China Quality Growth Fund	1,298,550	1,986,847
Developing World Equity Fund	73,517	87,958
International Equity Fund	61,517	-
International Value Fund	1,177,975	608,976
International Opportunities Fund	5,144,858	1,771,021
Mid Cap Quality Value Fund	1,293	-

The SMID Quality Value Fund and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of December 31, 2022, the Funds did not have qualified Late-Year Losses.

As of December 31, 2022, the Funds did not have Post October losses.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

112

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 6 – Investment Transactions

For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$2,040,627,039	$2,902,358,534
Emerging Markets Fund	512,070,470	462,253,744
Global Growth Fund	54,614,978	62,384,717
International Small Cap Growth Fund	130,132,558	144,979,234
Small Cap Growth Fund	6,153,344	9,244,604
SMID Quality Value Fund	7,387,061	12,475,319
China Quality Growth Fund	1,851,644	1,969,202
Developing World Equity Fund	669,529	501,569
International Equity Fund	17,970,251	7,981,132
International Value Fund	2,132,276	8,604,690
International Opportunities Fund	19,274,789	8,677,498
Mid Cap Quality Value Fund	129,372	47,498
Emerging Markets ex China Fund	179,318	148,917

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2023, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the six months ended June 30, 2023, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

113

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

114

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Funds’ assets carried at fair value:

International Growth	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$491,795,565	$409,863,227	$-	$901,658,792
Bermuda	397,615,176	-	-	397,615,176
Canada	1,509,402,379	-	-	1,509,402,379
Denmark	-	1,309,906,857	-	1,309,906,857
France	-	1,588,324,707	-	1,588,324,707
Hong Kong	-	352,471,178	-	352,471,178
India	459,342,245	-	-	459,342,245
Ireland	2,087,201,152	401,685,330	-	2,488,886,482
Italy	-	809,195,020	-	809,195,020
Japan	-	607,709,865	-	607,709,865
Netherlands	517,728,062	1,188,263,725	-	1,705,991,787
Sweden	-	842,616,138	-	842,616,138
Switzerland	325,234,254	1,281,048,157	-	1,606,282,411
United Kingdom	363,935,973	1,713,047,426	-	2,076,983,399
United States	525,223,265	-	-	525,223,265
Short-Term Investments	641,406,092	-	-	641,406,092
Total Investments	$7,318,884,163	$10,504,131,630	$-	$17,823,015,793

115

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$32,155,143	$-	$-	$32,155,143
Brazil	115,191,522	-	-	115,191,522
China	34,066,941	344,477,911	-	378,544,852
Cyprus^	-	-	0	0
Hong Kong	-	110,661,444	-	110,661,444
India	36,509,240	162,637,284	-	199,146,524
Indonesia	-	39,944,297	-	39,944,297
Mexico	122,784,101	-	-	122,784,101
Netherlands	-	19,210,192	-	19,210,192
Poland	-	57,258,205	-	57,258,205
Russia^	-	-	0	0
South Africa	22,129,450	-	-	22,129,450
South Korea	12,970,917	66,669,411	-	79,640,328
Taiwan	-	171,031,828	-	171,031,828
Thailand	29,511,853	-	-	29,511,853
United Kingdom	-	16,653,680	-	16,653,680
United States	37,525,609	-	-	37,525,609
Short-Term Investments	63,705,897	-	-	63,705,897
Total Investments	$506,550,673	$988,544,252	$0	$1,495,094,925

Global Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$7,021,338	$-	$-	$7,021,338
Canada	18,887,771	-	-	18,887,771
Denmark	-	12,472,653	-	12,472,653
France	-	18,776,603	-	18,776,603
India	9,076,672	-	-	9,076,672
Italy	-	5,963,020	-	5,963,020
Netherlands	-	9,707,965	-	9,707,965
Sweden	-	13,389,300	-	13,389,300
Switzerland	7,666,536	-	-	7,666,536
United Kingdom	9,708,013	7,931,236	-	17,639,249
United States	199,385,633	-	-	199,385,633
Short-Term Investments	5,746,710	-	-	5,746,710
Total Investments	$257,492,673	$68,240,777	$-	$325,733,450
116

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Argentina	$5,806,753	$		$5,806,753
Australia	-	13,412,914	-	13,412,914
Belgium	-	7,439,573	-	7,439,573
Brazil	10,607,055	-	-	10,607,055
Canada	20,360,431	-	-	20,360,431
China	-	10,643,233	-	10,643,233
Denmark	-	7,746,721	-	7,746,721
Faroe Islands	-	4,408,254	-	4,408,254
France	-	10,449,447	-	10,449,447
Germany	-	17,349,115	-	17,349,115
India	-	6,888,045	-	6,888,045
Italy	9,599,272	5,600,000	-	15,199,272
Japan	-	43,487,384	-	43,487,384
Mexico	20,874,582	-	-	20,874,582
Norway	-	11,703,144	-	11,703,144
Russia^	-	-	0	0
Saudi Arabia	3,341,513	4,336,834		7,678,347
Sweden	4,920,399	20,965,489	-	25,885,888
Switzerland	3,123,200	14,417,357	-	17,540,557
Taiwan	-	7,706,036	-	7,706,036
United Kingdom	16,323,174	22,133,297	-	38,456,471
Vietnam	-	5,151,453	-	5,151,453
Short-Term Investments	17,246,269	-	-	17,246,269
Total Investments	$112,202,648	$213,838,296	$0	$326,040,944

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$34,473,569	$-	$-	$34,473,569
Short-Term Investments	579,053	-	-	579,053
Total Investments	$35,052,622	$-	$-	$35,052,622

117

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$132,978,500	$-	$-	$132,978,500
Short-Term Investments	1,235,153	-	-	1,235,153
Total Investments	$134,213,653	$-	$-	$134,213,653

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
China	$512,900	$4,409,366	$-	$4,922,266
Hong Kong	-	743,113	-	743,113
Taiwan	-	408,880	-	408,880
Short-Term Investments	188,716	-	-	188,716
Total Investments	$701,616	$5,561,359	$-	$6,262,975

Developing World Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$65,153	$-	$-	$65,153
Brazil	99,478	-	-	99,478
Canada	37,666	-	-	37,666
China	-	243,678	-	243,678
Hong Kong	-	214,322	-	214,322
India	167,472	95,700	-	263,172
Indonesia	-	113,497	-	113,497
Japan	-	32,978	-	32,978
Malaysia	-	46,098	-	46,098
Mexico	133,265	-	-	133,265
Netherlands	-	77,927	-	77,927
Peru	85,779	-	-	85,779
Singapore	-	101,204	-	101,204
South Africa	76,789	-	-	76,789
South Korea	58,969	47,244	-	106,213
Sweden	-	83,387	-	83,387
Switzerland	-	76,622	-	76,622
Taiwan	84,268	58,201	-	142,469
United Kingdom	44,073	119,378	-	163,451
United States	181,705	-	-	181,705
Short-Term Investments	43,241	-	-	43,241
Total Investments	$1,077,858	$1,310,236	$-	$2,388,094

118

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$758,144	$-	$-	$758,144
Canada	4,440,601	-	-	4,440,601
Denmark	-	2,994,949	-	2,994,949
France	-	1,950,455	-	1,950,455
Germany	-	1,959,026	-	1,959,026
Hong Kong	-	2,588,688	-	2,588,688
India	2,771,969	-	-	2,771,969
Indonesia	-	1,827,340	-	1,827,340
Ireland	5,768,450	-	-	5,768,450
Japan	-	3,899,516	-	3,899,516
Mexico	2,168,612	-	-	2,168,612
Netherlands	623,285	2,528,296	-	3,151,581
Peru	2,149,638	-	-	2,149,638
Singapore	-	3,019,578	-	3,019,578
South Korea	1,114,992	-	-	1,114,992
Spain	-	3,428,678	-	3,428,678
Sweden	-	2,263,234	-	2,263,234
Switzerland	2,418,140	1,750,020	-	4,168,160
Taiwan	-	1,157,685	-	1,157,685
United Kingdom	4,458,950	7,405,239	-	11,865,189
United States	8,750,616	-	-	8,750,616
Short-Term Investments	4,029,362	-	-	4,029,362
Total Investments	$39,452,759	$36,772,704	$-	$76,225,463

119

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

International Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Belgium	$-	$582,260	$-	$582,260
Canada	1,099,688	-	-	1,099,688
China	245,069	139,833	-	384,902
France	-	185,560	-	185,560
Germany	-	700,138	-	700,138
Hong Kong	-	294,024	-	294,024
India	452,137	224,190	-	676,327
Ireland	666,460	-	-	666,460
Israel	156,940	-	-	156,940
Japan	330,447	1,609,545	-	1,939,992
Mexico	696,068	-	-	696,068
Norway	-	130,260	-	130,260
Russia^	-	-	0	0
Sweden	-	644,826	-	644,826
Switzerland	371,849	287,465	-	659,314
Taiwan	205,877	-	-	205,877
Thailand	164,948	-	-	164,948
United Kingdom	619,273	221,149	-	840,422
United States	325,665	-	-	325,665
Short-Term Investments	415,829	-	-	415,829
Total Investments	$5,750,250	$5,019,250	$0	$10,769,500

120

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

International Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$1,029,796	$-	$-	$1,029,796
Australia	852,475	781,198	-	1,633,673
Belgium	-	1,178,749	-	1,178,749
Canada	2,919,781	-	-	2,919,781
China	-	961,408	-	961,408
Cyprus^	-	-	0	0
Faroe Islands	-	749,565	-	749,565
France	-	1,604,854	-	1,604,854
Germany	-	3,468,185	-	3,468,185
India	-	558,800	-	558,800
Ireland	2,619,860	1,000,919	-	3,620,779
Italy	860,336	2,008,193	-	2,868,529
Japan	-	4,586,054	-	4,586,054
Mexico	817,435	-	-	817,435
Netherlands	-	2,780,457	-	2,780,457
Norway	-	698,749	-	698,749
Russia^	-	-	0	0
Spain	-	948,095	-	948,095
Sweden	-	1,815,805	-	1,815,805
Switzerland	767,310	1,370,654	-	2,137,964
United Kingdom	-	2,500,641	-	2,500,641
Short-Term Investments	1,930,212	-	-	1,930,212
Total Investments	$11,797,205	$27,012,326	$0	$38,809,531

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$788,963	$-	$-	$788,963
Short-Term Investments	28,255	-	-	28,255
Total Investments	$817,218	$-	$-	$817,218

121

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$13,120	$-	$-	$13,120
Brazil	46,730	-	-	46,730
India	10,984	88,552	-	99,536
Indonesia	-	18,460	-	18,460
Mexico	76,255	-	-	76,255
Netherlands	-	12,364	-	12,364
Peru	6,349	-	-	6,349
Poland	-	27,806	-	27,806
Saudi Arabia	9,055	22,317	-	31,372
South Africa	23,399	-	-	23,399
South Korea	11,223	44,067	-	55,290
Taiwan	-	102,129	-	102,129
Thailand	19,872	-	-	19,872
United Kingdom	13,260	-	-	13,260
United States	13,120	-	-	13,120
Exchange-Traded Funds	8,927	-	-	8,927
Short-Term Investments	30,706	-	-	30,706
Total Investments	$278,489	$315,695	$-	$594,184

^	The Fund held a Level 3 security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

122

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap Growth Fund
	Common Stocks	Common Stocks
Balance as of December 31, 2022	$-	$-
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings
(or changes in net assets)	-	-
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of June 30, 2023	$-	$-

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-

	International Value Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of December 31, 2022	$-	$-
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period		-
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings	-	-
(or changes in net assets)
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of June 30, 2023	$-	$-

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-

123

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

Fund	Asset Class	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Small Cap Growth Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Value Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Focused International Growth Fund and Focused Emerging Markets Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

124

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 13 – New Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

125

WCM Focused International Growth Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	5 Years	10 Years
Investor Class shares	19.00%	8.82%	9.47%
Institutional Class shares	19.34%	9.09%	9.74%
MSCI ACWI ex USA Index	12.72%	3.52%	4.75%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Expense ratios for the Investor Class and Institutional Class shares were 1.29% and 1.04%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

126

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	5 Years	10 Years
Investor Class shares	-0.22%	2.47%	3.51%
Institutional Class shares	0.01%	2.67%	3.66%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.62% and 1.50%, respectively, and for the Institutional Class shares were 1.37% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

127

WCM Focused Global Growth Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	5 Years	10 Years
Investor Class shares	18.18%	9.78%	11.00%
Institutional Class shares	18.48%	10.08%	11.25%
MSCI ACWI Index	16.53%	8.10%	8.75%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.44% and 1.30%, respectively, and the Institutional Class shares were 1.19% and 1.05%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

128

WCM International Small Cap Growth Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

			Since	Inception
Average Annual Total Returns as of June 30, 2023	1 Year	5 Years	Inception	Date
Institutional Class shares	9.70%	6.51%	11.13%	11/30/15
MSCI ACWI ex USA Small Cap Index	10.93%	2.62%	5.61%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Institutional Class shares were 1.48% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until April 30, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

129

WCM Small Cap Growth Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	20.64%	7.76%	10/30/19
Institutional Class shares	20.89%	8.02%	10/30/19
Russell 2000 Growth Index	18.53%	6.20%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 2.19% and 1.24%, respectively, and the Institutional Class shares were 1.94% and 0.99%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

130

WCM SMID Quality Value Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	19.84%	6.62%	10/30/19
Institutional Class shares	20.18%	6.93%	10/30/19
Russell 2500 Value Index	10.37%	7.23%	10/30/19
**	Effective November 30, 2022, the Fund changed its primary performance benchmark from the Russell 2000® Value Index to the Russell 2500® Value Index. WCM Investment Management, LLC, the Fund’s advisor, believes the Russell 2500® Value Index represents a better benchmark with which to compare performance of the Fund in light of the Fund’s investment strategy change as of November 30, 2022.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. These indices do not reflect expenses, fees, or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.51% and 1.10%, respectively, and the Institutional Class shares were 1.26% and 0.85%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

131

WCM China Quality Growth Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	-14.61%	3.90%	3/31/20
Institutional Class shares	-14.46%	4.16%	3/31/20
MSCI China All Shares Index	-18.05%	-2.14%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI CI Index measures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). These indexes do not reflect expenses, fees, or sales charge, which would lower performance. The indexes are unmanaged and are not available for investment.

Gross and net expense ratios for the Investor Class shares were 4.52% and 1.50%, respectively, and the Institutional Class shares were 4.27% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims,, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

132

WCM Developing World Equity Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	9.15%	10.23%	3/31/20
Institutional Class shares	9.30%	10.48%	3/31/20
MSCI Emerging Markets Index	1.75%	7.50%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EMI Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 14.00% and 1.50%, respectively, and the Institutional Class shares were 13.75% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims,, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

133

WCM International Equity Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	14.71%	13.67%	3/31/20
Institutional Class shares	14.99%	13.96%	3/31/20
MSCI ACWI ex USA Index	12.72%	11.67%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 2.98% and 1.35%, respectively, and the Institutional Class shares were 2.73% and 1.10%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

134

WCM Focused International Value Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	9.99%	6.56%	6/29/20
Institutional Class shares	10.28%	6.82%	6/29/20
MSCI ACWI ex USA Index	12.72%	7.32%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 2.88% and 1.50%, respectively, and the Institutional Class shares were 2.63% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

135

WCM Focused International Opportunities Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Average Annual Total Returns as of June 30, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	20.72%	-5.76%	3/30/21
Institutional Class shares	21.21%	-5.47%	3/30/21
MSCI ACWI ex USA Index	12.72%	-2.00%	3/30/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 2.84% and 1.50%, respectively, and the Institutional Class shares were 2.59% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

136

WCM Mid Cap Quality Value Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Total Returns as of June 30, 2023	Actual	Since Inception (Cumulative)	Inception Date
Investor Class shares	18.88%	10.20%	7/28/22
Institutional Class shares	19.09%	10.49%	7/28/22
Russell Midcap Value Index	5.23%	2.80%	7/28/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the US equity universe. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 3.24% and 1.25%, respectively, and the Institutional Class shares were 2.99% and 1.00%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current period ended June 30, 2023 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

137

WCM Focused Emerging Markets ex China Fund

FUND PERFORMANCE at June 30, 2023 (Unaudited)

Total Returns as of June 30, 2023	Actual	Since Inception (Cumulative)	Inception Date
Investor Class shares	16.75%	15.70%	12/29/22
Institutional Class shares	16.85%	15.80%	12/29/22
MSCI Emerging Markets ex China Index	9.86%	9.63%	12/29/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI Emerging Markets ex China Index captures large and mid-cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 663 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 3.70% and 1.50%, respectively, and the Institutional Class shares were 3.45% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current period ended June 30, 2023 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

138

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Growth Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,143.50	$6.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.32	6.53
Institutional Class	Actual Performance	1,000.00	1,145.50	5.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.56	5.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31% and 1.06% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

139

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Emerging Markets Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,018.90	$7.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,020.20	6.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Growth Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,168.20	$6.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	6.50
Institutional Class	Actual Performance	1,000.00	1,169.60	5.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Small Cap Growth Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Institutional Class	Actual Performance	$1,000.00	$1,124.90	$6.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

140

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Growth Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,128.90	$6.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.20
Institutional Class	Actual Performance	1,000.00	1,129.70	5.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.89	4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% and 0.99% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SMID Quality Value Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,183.90	$5.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.50
Institutional Class	Actual Performance	1,000.00	1,185.10	4.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% and 0.85% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
China Quality Growth Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$907.30	$7.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.34	7.51
Institutional Class	Actual Performance	1,000.00	908.70	5.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
141

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Developing World Equity Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,051.20	$7.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,051.70	6.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Equity Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,099.20	$7.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75
Institutional Class	Actual Performance	1,000.00	1,101.10	5.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 1.10% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Value Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,062.60	$7.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,064.10	6.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
142

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Opportunities Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,147.00	$7.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,148.80	6.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Mid Cap Quality Value Fund		1/1/23	6/30/23	1/1/23– 6/30/23
Investor Class	Actual Performance	$1,000.00	$1,188.80	$6.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25
Institutional Class	Actual Performance	1,000.00	1,190.90	5.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	5.00

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
Emerging Markets ex China Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Investor Class	Actual Performance*	$1,000.00	$1,167.50	$8.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance*	1,000.00	1,168.50	6.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
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WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management, LLC

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund - Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund - Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund - Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund - Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund - Institutional Class	WCMLX	46143U 203
WCM SMID Quality Value Fund - Investor Class	WCMJX	46143U 302
WCM SMID Quality Value Fund - Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund - Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund - Institutional Class	WCMCX	46143U 807
WCM Developing World Equity Fund - Investor Class	WCMUX	46143U 864
WCM Developing World Equity Fund - Institutional Class	WCMDX	46143U 856
WCM International Equity Fund - Investor Class	WESGX	46143U 880
WCM International Equity Fund - Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund - Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund - Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund - Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund - Institutional Class	WCMOX	46143U 682
WCM Mid Cap Quality Value Fund - Investor Class	WMIDX	46143U 658
WCM Mid Cap Quality Value Fund - Institutional Class	WCMAX	46143U 666
WCM Focused Emerging Markets ex China Fund - Investor Class	WCFEX	46143U 641
WCM Focused Emerging Markets ex China Fund - Institutional Class	WCMWX	46143U 633

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the International Growth, Emerging Markets, and International Small Cap Growth Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/08/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/08/2023